UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04267
                                   ---------

                         INSTITUTIONAL FIDUCIARY TRUST
                         -----------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/04
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    SEMIANNUAL REPORT  |
---------------------------------------------------------------- 31 2004
                                                             12

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                        INSTITUTIONAL FIDUCIARY TRUST

                                        Franklin Cash Reserves Fund

                                     [LOGO](R)
                               FRANKLIN(R) TEMPLETON(R)
                                 INSTITUTIONAL
                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------
  Franklin Cash Reserves Fund ............................................     2

  Your Fund's Expenses ...................................................     7

  Financial Highlights & Statement of Investments ........................     9

  Financial Statements ...................................................    11

  Notes to Financial Statements ..........................................    14

  The Money Market Portfolio .............................................    20

  Shareholder Information ................................................    34

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------

                                                           Semiannual Report | 1

SEMIANNUAL REPORT

FRANKLIN CASH RESERVES FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Cash Reserves Fund (the Fund) seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities.(1) The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Cash Reserves Fund covers the six months ended December 31, 2004.

PERFORMANCE OVERVIEW

Rising interest rates increased money market portfolio yields. In this environment, the Fund's seven-day effective yield began the reporting period at 0.23% on June 30, 2004, and ended at 1.45% on December 31, 2004.

ECONOMIC AND MARKET OVERVIEW

During the reporting period, there was much focus on the employment picture and its resulting effects on the consumer. Although nonfarm payroll statistics were mixed, underlying employment growth fundamentals were reflected in several sources. One was the National Federation of Independent Businesses (NFIB) survey, which was notable because small businesses historically have created about two-thirds of all new jobs.(2) During the period under review, more jobs combined with income tax reductions helped increase consumers' disposable income and allowed them to continue spending, in turn boosting economic growth.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during 2004. For example, nonresidential investment spending increased 13.0%

(1) Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the portfolio, but not shares of the portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

(2) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.


2 | Semiannual Report
and 10.3% in the third and fourth quarters of 2004.(3) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt investments also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose substantially during the six months under review, and then declined toward the end, as oil ended the period at approximately $43 a barrel. In an effort to keep inflation in check, the Federal Reserve Board (Fed) raised the federal funds target rate to 2.25% from 1.25% during the reporting period. However, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a relatively modest 2.2% for the 12 months ended December 31, 2004, and helped contribute to the continued low interest rate level during the period.(4) Many analysts had expected the 10-year U.S. Treasury yield to increase significantly; however, it declined from a period high of 4.62% at the beginning of the period to 4.24% on December 31, 2004.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2004, more than 85% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(5)

(3)   Source: Bureau of Economic Analysis.

(4)   Source: Bureau of Labor Statistics.

(5)   These do not indicate ratings of the Fund.

                                                           Semiannual Report | 3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THIS FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund (the Fund) seeks to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o     U.S. government and federal agency obligations(6)

o     Certificates of deposit

o     Bank notes

o     High-grade commercial paper

o     High-grade short-term corporate obligations

o Repurchase agreements collateralized by U.S. Treasury and Agency securities(6)

The Portfolio's composition as a percentage of total investments on December 31, 2004, is shown to the right.

THE MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITION
12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Certificates of Deposit ..............................................     46.4%
Commercial Paper .....................................................     45.4%
Repurchase Agreements ................................................      3.9%
Bank Notes ...........................................................      2.4%
U.S. Government Agency Securities ....................................      1.9%

(6) U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 10 OF THIS REPORT.


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY

The Fund's seven-day effective yield began the reporting period at 0.23% (as of June 30, 2004) and ended at 1.45% on December 31, 2004. The average weighted maturity was 33 days as of June 30, 2004, and 30 days as of December 31, 2004.

FRANKLIN CASH RESERVES FUND
Period ended December 31, 2004

--------------------------------------------------------------------------------
Seven-day current yield(7)                                                 1.44%
--------------------------------------------------------------------------------
Seven-day effective yield(7)                                               1.45%
--------------------------------------------------------------------------------
Average weighted maturity                                                30 days
--------------------------------------------------------------------------------

FRANKLIN CASH RESERVES FUND
Total Returns vs. Lipper Institutional Money Market Funds Index(8) Periods ended December 31, 2004

   [THE FOLLOWING TABLE WAS DEPICTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

                                One-Year    Three-Year    Five-Year    Ten-Year

Franklin Cash Reserves Fund      0.53%       1.85%         11.57%       43.10%

Lipper Institutional Money       1.24%       4.08%         15.35%       50.18%
Market Funds Index

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM THE FIGURES SHOWN.

(7) The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.85% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 1.31% and 1.32%, respectively. Franklin Advisers, Inc., may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.

(8) Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2004, there were 311 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563.


6 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
                                             VALUE 6/30/04      VALUE 12/31/04   PERIOD* 6/30/04-12/31/04
---------------------------------------------------------------------------------------------------------
Actual                                           $1,000            $1,004.20              $4.29
Hypothetical (5% return before expenses)         $1,000            $1,020.95              $4.33

* Expenses are equal to the annualized expense ratio of 0.85% net of expense waiver, which includes the net expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


8 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN CASH RESERVES FUND

                                             --------------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                             DECEMBER 31, 2004                       YEAR ENDED JUNE 30,
                                                (UNAUDITED)        2004         2003         2002         2001         2000
                                             --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)

Net asset value, beginning of period ......         $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                             --------------------------------------------------------------------------------
Income from investment operations -
 net investment income ....................          .004            .002         .007         .018         .052         .049
Less distributions from net investment
 income ...................................         (.004)          (.002)       (.007)       (.018)       (.052)       (.049)
                                             --------------------------------------------------------------------------------
Net asset value, end of period ............         $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                             ================================================================================
Total return(a) ...........................           .42%            .21%         .70%        1.85%        5.31%        5.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .........         $186,685        $196,808     $231,196     $180,909     $153,223     $117,081

Ratios to average net assets:

 Expenses(b) ..............................          1.02%(c)        1.06%         .96%         .94%         .89%         .82%

 Expenses net of waiver and payments
  by affiliate(b) .........................           .85%(c)         .85%         .88%         .93%         .88%         .81%

 Net investment income ....................           .84%(c)         .23%         .66%        1.80%        5.12%        4.91%

(a)   Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.


                      Semiannual Report | See notes to financial statements. | 9

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------
FRANKLIN CASH RESERVES FUND                                           SHARES          VALUE
-----------------------------------------------------------------------------------------------
MUTUAL FUND (COST $189,917,636) 101.7%
The Money Market Portfolio (Note 1) ...........................     189,917,636    $189,917,636
OTHER ASSETS, LESS LIABILITIES (1.7)% .........................                      (3,232,369)
                                                                                   ------------
NET ASSETS 100.0% .............................................                    $186,685,267
                                                                                   ============


10 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                                   -------------
                                                                     FRANKLIN
                                                                   CASH RESERVES
                                                                       FUND
                                                                   -------------
Assets:
 Investments in Portfolio, at value and cost (Note 1) ...........   $189,917,636
 Receivables from capital shares sold ...........................        349,083
                                                                    ------------
      Total assets ..............................................    190,266,719
                                                                    ------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................      3,439,111
  Affiliates ....................................................         62,588
  Distributions to shareholders .................................          4,482
 Other liabilities ..............................................         75,271
                                                                    ------------
      Total liabilities .........................................      3,581,452
                                                                    ------------
Net assets, at value ............................................   $186,685,267
                                                                    ============
Shares outstanding ..............................................    186,685,267
                                                                    ============
Net asset value per share .......................................   $       1.00
                                                                    ============


                     Semiannual Report | See notes to financial statements. | 11

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                       -------------
                                                                         FRANKLIN
                                                                       CASH RESERVES
                                                                           FUND
                                                                       -------------
Investment income:
 Dividends from Portfolio (Note 1) ..................................   $1,469,370
                                                                        ----------
Expenses:
 Administrative fees (Note 3) .......................................      241,245
 Distribution fees (Note 3) .........................................      241,245
 Transfer agent fees (Note 3) .......................................      311,895
 Reports to shareholders ............................................       10,879
 Registration and filing fees .......................................       11,086
 Professional fees ..................................................        9,470
 Trustees' fees and expenses ........................................        1,079
 Other ..............................................................        9,624
                                                                        ----------
      Total expenses ................................................      836,523
      Expenses waived/paid by affiliate (Note 3) ....................     (166,122)
                                                                        ----------
       Net expenses .................................................      670,401
                                                                        ----------
        Net investment income .......................................      798,969
                                                                        ----------
Net increase (decrease) in net assets resulting from operations .....   $  798,969
                                                                        ==========


12 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                                                               ---------------------------------
                                                                                                 FRANKLIN CASH RESERVES FUND
                                                                                               ---------------------------------
                                                                                               SIX MONTHS ENDED       YEAR ENDED
                                                                                               DECEMBER 31, 2004    JUNE 30, 2004
                                                                                               ----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ......................................................    $    798,969       $    478,892
 Distributions to shareholders from net investment income ...................................        (798,969)          (478,892)
 Capital share transactions (Note 2) ........................................................     (10,122,533)       (34,388,357)
                                                                                                 -------------------------------
        Net increase (decrease) in net assets ...............................................     (10,122,533)       (34,388,357)
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ........................................................................     196,807,800        231,196,157
                                                                                                 -------------------------------
 End of period ..............................................................................    $186,685,267       $196,807,800
                                                                                                 ===============================


                     Semiannual Report | See notes to financial statements. | 13

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series (the Funds). The Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. The Fund seeks high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2004, the Fund owns 3.09% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses received from the Portfolio are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


14 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                      ----------------------------------
                                                      SIX MONTHS ENDED       YEAR ENDED
                                                      DECEMBER 31, 2004    JUNE 30, 2004
                                                      ----------------------------------
Shares sold .......................................     $ 74,283,918       $ 158,548,180
Shares issued in reinvestment of distributions ....          794,517             435,354
Shares redeemed ...................................      (85,200,968)       (193,371,891)
                                                        --------------------------------
Net increase (decrease) ...........................     $(10,122,533)      $ (34,388,357)
                                                        ================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers Inc. (Advisers), Franklin/Templeton Distributors Inc. (Distributors), and Franklin/Templeton Investors Services LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.


                                                          Semiannual Report | 15

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets. Advisers agreed in advance to voluntarily waive a portion of administrative fees, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

B. DISTRIBUTION FEES

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $311,895, of which $254,977 was paid to Investor Services.

4. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes were the same.

5. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").


16 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement


                                                          Semiannual Report | 17

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and


18 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 19

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                            --------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2004                         YEAR ENDED JUNE 30,
                                               (UNAUDITED)        2004          2003          2002          2001          2000
                                            -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)

Net asset value, beginning of period ....     $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                            -------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ..................           .008             .009          .014          .026          .059          .056
Less distributions from net investment
 income .................................          (.008)           (.009)        (.014)        (.026)        (.059)        (.056)
                                            -------------------------------------------------------------------------------------
Net asset value, end of period ..........     $     1.00       $     1.00    $     1.00    $     1.00    $     1.00    $     1.00
                                            =====================================================================================

Total return(a) .........................            .78%             .94%         1.41%         2.63%         6.08%         5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .......     $6,150,502       $5,505,394    $5,331,200    $4,734,196    $4,490,919    $4,144,043

Ratios to average net assets:

 Expenses ...............................            .16%(b)          .16%          .15%          .16%          .16%          .16%

 Expenses net of waiver and payments
  by affiliate ..........................            .16%(b)          .15%          .15%          .15%          .15%          .15%

 Net investment income ..................           1.54%(b)          .93%         1.39%         2.56%         5.91%         5.65%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


20 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                               PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 46.3%
    Abbey National Treasury Service, Stamford Branch, 2.32%, 2/10/05 - 2/28/05 ............    $150,000,000      $  150,001,181
    ABN AMRO Bank, N.V., New York Branch, 2.29%, 1/12/05 - 1/14/05 ........................     150,000,000         150,000,000
    Bank of Montreal, Chicago Branch, 2.160% - 2.285%, 1/18/05 - 2/28/05 ..................     150,000,000         150,000,256
    Bank of Nova Scotia, Portland Branch, 2.11% - 2.12%, 1/04/05 - 1/06/05 ................     150,000,000         150,000,166
    Banque Nationale De Paris, New York Branch, 2.255% - 2.330%, 2/09/05 - 8/16/05 ........     150,000,000         149,993,069
    Barclay's Bank PLC, New York Branch, 2.28%, 2/22/05 ...................................      75,000,000          75,000,538
    Credit Agricole, New York Branch, 2.28%, 2/23/05 - 2/24/05 ............................     150,000,000         150,000,000
    Dexia Bank, New York Branch, 2.04%, 1/21/05 ...........................................     100,000,000         100,000,553
    HBOS Treasury Services PLC, New York Branch, 2.26% - 2.37%, 2/17/05 - 2/24/05 .........     150,000,000         150,002,143
    Landesbank Hessen Thueringen Girozentrale, New York Branch, 1.273% - 2.320%,
      2/14/05 - 3/01/05 ...................................................................     149,000,000         148,962,700
    Lloyds Bank PLC, New York Branch, 2.05% - 2.40%, 1/31/05 - 3/11/05 ....................     150,000,000         150,000,726
    Royal Bank of Canada, New York Branch, 2.04%, 1/19/05 - 1/20/05 .......................     150,000,000         150,000,000
    Royal Bank of Scotland NY, New York Branch, 1.98% - 2.30%, 1/18/05 - 2/01/05 ..........     150,000,000         150,000,665
    Societe Generale North America, New York Branch, 2.03% - 2.32%, 1/14/05 - 2/04/05 .....     150,000,000         150,000,000
    State Street Corp., Boston Branch, 2.05%, 1/10/05 - 1/11/05 ...........................     150,000,000         150,000,000
    Svenska Handelsbanken, New York Branch, 2.180% - 2.405%, 1/25/05 - 3/10/05 ............     150,000,000         150,001,224
    Toronto Dominion Bank, New York Branch, 2.39%, 2/25/05 - 2/28/05 ......................     150,000,000         150,000,000
    UBS Finance Delaware LLC, Stamford Branch, 2.330% - 2.405%, 2/07/05 - 3/04/05 .........     150,000,000         150,001,882
    Wells Fargo Bank NA, San Francisco Branch, 2.10% - 2.33%, 1/04/05 - 1/07/05 ...........     150,000,000         150,000,000
    Westdeutsche Landesbank, New York Branch, 2.26% - 2.39%, 2/18/05 - 3/04/05 ............     125,000,000         125,000,994
                                                                                                                 --------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,848,966,097) ...................................                       2,848,966,097
                                                                                                                 --------------
    BANK NOTES (COST $150,000,000) 2.4%
    Bank of America NA, 2.26%, 2/16/05 - 2/17/05 ..........................................     150,000,000         150,000,000
                                                                                                                 --------------
    COMMERCIAL PAPER 45.4%
(a) AIG Funding Inc., 1/12/05-2/14/05 .....................................................     150,000,000         149,741,327
(a) ANZ (Delaware) Inc., 1/06/05 - 3/01/05 ................................................     150,000,000         149,818,389
(a) Barclay's U.S. Funding Corp., 3/02/05 .................................................      75,000,000          74,702,500
(a) BP Capital Markets PLC, 1/03/05 .......................................................     250,000,000         249,970,833
(a) Citigroup Global Markets Holdings, 1/25/05 - 1/28/05 ..................................     150,000,000         149,782,188
(a) Commonwealth Bank of Australia, 1/10/05 - 1/24/05 .....................................     175,000,000         174,883,264
(a) Danske Corp., 1/12/05 - 3/03/05 .......................................................     150,000,000         149,645,542
(a) General Electric Capital Corp., 2/03/05 ...............................................      75,000,000          74,844,625
(a) Glaxosmithkline Finance PLC, 1/13/05 - 1/27/05 ........................................      50,000,000          49,945,958
(a) Goldman Sachs Group Inc., 1/18/05 - 1/20/05 ...........................................     150,000,000         149,825,250
(a) ING U.S. Funding LLC, 1/31/05 - 2/11/05 ...............................................     150,000,000         149,687,820
(a) Merrill Lynch & Co. Inc., 1/03/05 .....................................................     214,000,000         213,973,844
(a) Morgan Stanley & Co., 1/04/05 - 1/07/05 ...............................................     150,000,000         149,956,181
(a) National Australia Funding Inc., 1/05/05 - 1/07/05 ....................................     150,000,000         149,952,292
(a) Nestle Capital Corp., 1/03/05 .........................................................      30,215,000          30,211,408
(a) Procter & Gamble Co., 1/07/05 - 1/13/05 ...............................................     150,000,000         149,920,708
(a) Rabobank USA Finance Corp., 2/23/05 - 2/24/05 .........................................     100,000,000          99,669,340
(a) Shell Finance UK PLC, 2/07/05 - 2/18/05 ...............................................     150,000,000         149,614,874
(a) Siemens Capital Corp., 2/02/05 - 2/25/05 ..............................................     150,000,000         149,592,083
(a) Westdeutsche Landesbank, 2/16/05 ......................................................      25,000,000          24,925,569
(a) Westpac Capital Corp., 1/24/05 - 1/26/05 ..............................................     150,000,000         149,796,000
                                                                                                                 --------------
    TOTAL COMMERCIAL PAPER (COST $2,790,459,995) ..........................................                       2,790,459,995
                                                                                                                 --------------


                                                          Semiannual Report | 21

THE MONEY MARKET PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                               PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $115,542,253) 1.9%
(a) Federal Home Loan Bank, 1/03/05 .......................................................    $115,550,000      $  115,542,253
                                                                                                                 --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,904,968,345) ..................                       5,904,968,345
                                                                                                                 --------------
    REPURCHASE AGREEMENTS 3.9%
(b) ABN AMRO Bank, N.V., New York Branch, 2.00%, 1/03/05 (Maturity Value $40,006,667) .....      40,000,000          40,000,000
      Collateralized by U.S. Government Agency Securities, 6.625%, 9/15/09
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $70,009,275) ............      70,000,000          70,000,000
      Collateralized by (a)U.S. Treasury Bills, 3/03/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $89,221,151) ................      89,210,000          89,210,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 1/03/05 (Maturity Value $40,006,000) .......................      40,000,000          40,000,000
      Collateralized by U.S. Government Agency Securities, 1.50%, 8/15/05
                                                                                                                 --------------
    TOTAL REPURCHASE AGREEMENTS (COST $239,210,000) .......................................                         239,210,000
                                                                                                                 --------------
    TOTAL INVESTMENTS (COST $6,144,178,345) 99.9% .........................................                       6,144,178,345
    OTHER ASSETS, LESS LIABILITIES .1% ....................................................                           6,324,001
                                                                                                                 --------------
    NET ASSETS 100.0% .....................................................................                      $6,150,502,346
                                                                                                                 ==============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     --------------------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     DECEMBER 31, 2004                   YEAR ENDED JUNE 30,
                                                        (UNAUDITED)      2004        2003        2002        2001        2000
                                                     --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                     --------------------------------------------------------------------------
Income from investment operations - net
   investment income .............................          .007           .009        .013        .024        .056        .054
Less distributions from net investment income ....         (.007)         (.009)      (.013)      (.024)      (.056)      (.054)
                                                     --------------------------------------------------------------------------
Net asset value, end of period ...................      $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                     ==========================================================================
Total return(a) ..................................           .75%           .87%       1.34%       2.43%       5.75%       5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $119,147       $117,815    $201,758    $226,676    $186,718    $221,993

Ratios to average net assets:

 Expenses ........................................           .16%(b)        .16%        .16%        .16%        .16%        .16%

 Expenses net of waiver and payments
  by affiliate ...................................           .15%(b)        .15%        .15%        .15%        .15%        .15%

 Net investment income ...........................          1.47%(b)        .87%       1.34%       2.33%       5.63%       5.36%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                     Semiannual Report | See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                   PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 25.1%
(a) U.S. Treasury Bill, 1/06/05 ..........................................................     $ 5,000,000        $  4,998,883
(a) U.S. Treasury Bill, 1/20/05 ..........................................................      10,000,000           9,991,212
(a) U.S. Treasury Bill, 3/03/05 ..........................................................       5,000,000           4,983,776
(a) U.S. Treasury Bill, 3/24/05 ..........................................................       5,000,000           4,977,906
(a) U.S. Treasury Bill, 4/14/05 ..........................................................       5,000,000           4,969,100
                                                                                                                  ------------

    TOTAL GOVERNMENT SECURITIES (COST $29,920,877) .......................................                          29,920,877
                                                                                                                  ------------

    REPURCHASE AGREEMENTS 74.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.45%, 1/03/05 (Maturity Value $5,000,604) .....       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 2.75%, 6/30/06
(b) Banc of America Securities LLC, 1.55%, 1/03/05 (Maturity Value $5,000,646) ...........       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Barclays Capital Inc., 1.30%, 1/03/05 (Maturity Value $5,000,542) ....................       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 1.875%, 1/31/06
(b) Bear, Stearns & Co. Inc., 1.40%, 1/03/05 (Maturity Value $5,000,583) .................       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $24,623,262) ...........      24,620,000          24,620,000
      Collateralized by (a)U.S. Treasury Bills, 1/06/05-5/05/05
(b) Goldman, Sachs & Co., 1.47%, 1/03/05 (Maturity Value $5,000,612) .....................       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 2.25%, 4/30/06
(b) Greenwich Capital Markets Inc., 1.55%, 1/03/05 (Maturity Value $5,000,646) ...........       5,000,000           5,000,000
      Collateralized by U.S. Treasury Notes, 1.125%, 6/30/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $24,618,077) ...............      24,615,000          24,615,000
      Collateralized by U.S. Treasury, Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.55%, 1/03/05 (Maturity Value $10,001,292) ......................      10,000,000          10,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                                  ------------
    TOTAL REPURCHASE AGREEMENTS (COST $89,235,000) .......................................                          89,235,000
                                                                                                                  ------------
    TOTAL INVESTMENTS (COST $119,155,877) 100.0% .........................................                         119,155,877
    OTHER ASSETS, LESS LIABILITIES .......................................................                              (8,464)
                                                                                                                  ------------
    NET ASSETS 100.0% ....................................................................                        $119,147,413
                                                                                                                  ============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


24 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                               --------------------------------
                                                                                    THE U.S.
                                                                                   GOVERNMENT
                                                                    THE            SECURITIES
                                                                MONEY MARKET       MONEY MARKET
                                                                 PORTFOLIO          PORTFOLIO
                                                               --------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1) ....    $5,904,968,345      $ 29,920,877
 Repurchase agreements, at value and cost .................       239,210,000        89,235,000
 Cash .....................................................            10,201             3,440
 Interest receivable ......................................         7,095,131             3,755
                                                               --------------------------------
      Total assets ........................................     6,151,283,677       119,163,072
                                                               --------------------------------
Liabilities:
 Payables:
  Professional fees .......................................            12,496             5,445
  Custodian fees (Note 4) .................................            20,585             1,011
  Affiliates ..............................................           728,434             9,035
 Distributions to shareholders ............................            19,380                29
 Other liabilities ........................................               436               139
                                                               --------------------------------
      Total liabilities ...................................           781,331            15,659
                                                               --------------------------------
Net assets, at value ......................................    $6,150,502,346      $119,147,413
                                                               ================================
Shares outstanding ........................................     6,150,502,346       119,147,413
                                                               ================================
Net asset value per share .................................    $         1.00      $       1.00
                                                               ================================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                        ---------------------------
                                                                                          THE U.S.
                                                                                         GOVERNMENT
                                                                            THE          SECURITIES
                                                                        MONEY MARKET    MONEY MARKET
                                                                         PORTFOLIO       PORTFOLIO
                                                                        ---------------------------
Investment income:
 Interest ..........................................................    $50,379,062        $927,932
                                                                        ---------------------------
Expenses:
 Management fees (Note 3) ..........................................      4,479,223          85,862
 Custodian fees (Note 4) ...........................................         50,315           1,236
 Reports to shareholders ...........................................          5,856             134
 Professional fees .................................................         22,035           5,486
 Trustees' fees and expenses .......................................          3,328             543
 Other .............................................................         77,126           1,551
                                                                        ---------------------------
      Total expenses ...............................................      4,637,883          94,812
      Expenses reductions (Note 4) .................................        (13,764)           (449)
      Expenses waived/paid by affiliate (Note 3) ...................             --          (8,455)
                                                                        ---------------------------
       Net expenses ................................................      4,624,119          85,908
                                                                        ---------------------------
        Net investment income ......................................     45,754,943         842,024
                                                                        ---------------------------
Net realized gain (loss) from investments ..........................         (5,944)            190
                                                                        ---------------------------
Net increase (decrease) in net assets resulting from operations ....    $45,748,999        $842,214
                                                                        ===========================



26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                   -----------------------------------------------------------------------------
                                                                                               THE U.S. GOVERNMENT SECURITIES
                                                        THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                      SIX MONTHS             YEAR               SIX MONTHS             YEAR
                                                         ENDED               ENDED                 ENDED               ENDED
                                                   DECEMBER 31, 2004     JUNE 30, 2004       DECEMBER 31, 2004     JUNE 30, 2004
                                                   -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................    $   45,754,943       $   49,426,140       $      842,024       $    1,508,957
  Net realized gain (loss) from investments ...            (5,944)               3,825                  190                5,742
                                                   -----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..............        45,748,999           49,429,965              842,214            1,514,699
 Distributions to shareholders from net
  investment income ...........................       (45,748,999)(a)      (49,429,965)(b)         (842,214)(c)       (1,514,699)(d)
 Capital share transactions (Note 2) ..........       645,108,182          174,194,451            1,332,859          (83,943,475)
                                                   -----------------------------------------------------------------------------
      Net increase (decrease) in net assets ...       645,108,182          174,194,451            1,332,859          (83,943,475)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .........................     5,505,394,164        5,331,199,713          117,814,554          201,758,029
                                                   -----------------------------------------------------------------------------
  End of period ...............................    $6,150,502,346       $5,505,394,164       $  119,147,413       $  117,814,554
                                                   =============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,944.

(b) Distributions were increased by a net realized gain from investments of $3,825.

(c) Distributions were increased by a net realized gain from investments of $190.

(d) Distributions were increased by a net realized gain from investments of $5,742.


                     Semiannual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value. Repurchase agreements are valued at cost.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolios distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolios' organizational documents, its officers and trustees are indemnified by the Portfolios against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                         -----------------------------------
                                                                                 THE U.S.
                                                                                GOVERNMENT
                                                               THE              SECURITIES
                                                           MONEY MARKET        MONEY MARKET
                                                            PORTFOLIO           PORTFOLIO
                                                         -----------------------------------
Period ended December 31, 2004
 Shares sold ........................................    $ 3,007,981,030     $    28,414,199
 Shares issued in reinvestment of distributions .....         45,742,029             843,026
 Shares redeemed ....................................     (2,408,614,877)        (27,924,366)
                                                         -----------------------------------
 Net increase (decrease) ............................    $   645,108,182     $     1,332,859
                                                         ===================================
Year ended June 30, 2004
 Shares sold ........................................    $ 5,413,860,590     $   145,540,988
 Shares issued in reinvestment of distributions .....         49,424,401           1,513,783
 Shares redeemed ....................................     (5,289,090,540)       (230,998,246)
                                                         -----------------------------------
 Net increase (decrease) ............................    $   174,194,451     $   (83,943,475)
                                                         ===================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

B. OTHER AFFILIATED TRANSACTIONS

At December 31, 2004, the shares of The Money Market Portfolio were owned by following funds:

                                                                   --------------------------------------
                                                                                         PERCENTAGE OF
                                                                         SHARES        OUTSTANDING SHARES
                                                                   --------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..........    4,356,450,684            70.83%
Franklin Money Fund .............................................    1,499,200,567            24.37%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .....      189,917,636             3.09%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .....................................................      104,933,459             1.71%

At December 31, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                   --------------------------------------
                                                                                         PERCENTAGE OF
                                                                         SHARES        OUTSTANDING SHARES
                                                                   --------------------------------------
Franklin Federal Money Fund .....................................      119,147,413           100.00%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended 12/31/04, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS (CONTINUED)

California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.


                                                          Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds'


32 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 33

INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER INFORMATION

FRANKLIN CASH RESERVES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

         [LOGO]                 FRANKLIN TEMPLETON INSTITUTIONAL
  FRANKLIN(R) TEMPLETON(R)
      INSTITUTIONAL             600 Fifth Avenue
                                New York, NY 10020
                                franklintempletoninstitutional.com
SEMIANNUAL REPORT
FRANKLIN CASH RESERVES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

149 S2004 02/05















                                    SEMIANNUAL REPORT      |
---------------------------------------------------------------- 31 2004
                                                             12

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                        INSTITUTIONAL FIDUCIARY TRUST

                                        Money Market Portfolio

                                     [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                  INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------
  IFT Money Market Portfolio ...............................................   2

  Your Fund's Expenses .....................................................   7

  Financial Highlights & Statement of Investments ..........................   9

  Financial Statements .....................................................  11

  Notes to Financial Statements ............................................  14

  The Money Market Portfolio ...............................................  20

  Shareholder Information ..................................................  34

-----------------------------------------------------
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-----------------------------------------------------


                                                           Semiannual Report | 1

SEMIANNUAL REPORT

IFT MONEY MARKET PORTFOLIO

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: The IFT Money Market Portfolio (the
Fund) seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment goal. The Portfolio, in turn, invests in various money market instruments such as U.S. government securities and other U.S. dollar-denominated securities.(1) The Fund attempts to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for the IFT Money Market Portfolio covers the six months ended December 31, 2004.

PERFORMANCE OVERVIEW

Rising interest rates increased money market portfolio yields. In this environment, the Fund's seven-day effective yield rose from 0.73% on June 30, 2004, to 1.94% on December 31, 2004.

ECONOMIC AND MARKET OVERVIEW

During the reporting period, there was much focus on the employment picture and its resulting effects on the consumer. Although nonfarm payroll statistics were mixed, underlying employment growth fundamentals were reflected in several sources. One was the National Federation of Independent Businesses (NFIB) survey, which was notable because small businesses historically have created about two-thirds of all new jobs.(2) During the period under review, more jobs combined with income tax reductions helped increase consumers' disposable income and allowed them to continue spending, in turn boosting economic growth.

Increases in business spending also contributed to economic growth. After steadily declining in 2001 and 2002, business spending posted strong results during 2004. For example, nonresidential investment spending increased 13.0%

(1) Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the portfolio, but not shares of the portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

(2) Source: Dennis, William J., Jr., NFIB Research Foundation, "The Public Reviews Small Business," 8/04.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.


2 | Semiannual Report
and 10.3% in the third and fourth quarters of 2004.(3) Historically low interest rates during the reporting period allowed many businesses the opportunity to refinance their old debt at more attractive levels. This helped enhance business operating performance, and corporate profits reflected this data. Many corporate debt investments also benefited from this improvement. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose substantially during the six months under review, and then declined toward the end, as oil ended the period at approximately $43 a barrel. In an effort to keep inflation in check, the Federal Reserve Board (Fed) raised the federal funds target rate to 2.25% from 1.25% during the reporting period. However, the core Consumer Price Index, a measure of inflation excluding food and energy costs, rose a relatively modest 2.2% for the 12 months ended December 31, 2004, and helped contribute to the continued low interest rate level during the period.(4) Many analysts had expected the 10-year U.S. Treasury yield to increase significantly; however, it declined from a period high of 4.62% at the beginning of the period to 4.24% on December 31, 2004.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in high-quality money market securities. For example, on December 31, 2004, more than 85% of the securities purchased for the Portfolio carried an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor's and Moody's Investors Service, with the balance rated A.(5)

(3)   Source: Bureau of Economic Analysis.

(4)   Source: Bureau of Labor Statistics.

(5)   These do not indicate ratings of the Fund.


                                                           Semiannual Report | 3

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

IFT MONEY MARKET PORTFOLIO

IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o     U.S. government and federal agency obligations(6)

o     Certificates of deposit

o     Bank notes

o     High-grade commercial paper

o     High-grade short-term corporate obligations

o Repurchase agreements collateralized by U.S. Treasury and Agency securities(6)

The Portfolio's composition as a percentage of total investments on December 31, 2004, is shown to the right.

THE MONEY MARKET PORTFOLIO
PORTFOLIO COMPOSITION
12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED BY A PIE GRAPH IN THE PRINTED MATERIAL.]

Certificates of Deposit ...............................................    48.8%
Commercial Paper ......................................................    45.4%
Repurchase Agreements .................................................     3.9%
U.S. Government Agency Securities .....................................     1.9%

(6) U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 10 OF THIS REPORT.


                                                           Semiannual Report | 5

PERFORMANCE SUMMARY

The Fund's seven-day effective yield began the reporting period at 0.73% (as of June 30, 2004) and ended at 1.94% on December 31, 2004. The average weighted maturity was 33 days as of June 30, 2004, and 30 days as of December 31, 2004.

IFT MONEY MARKET PORTFOLIO
Period ended December 31, 2004

--------------------------------------------------------------------------------
Seven-day current yield(7)                                                 1.92%
--------------------------------------------------------------------------------
Seven-day effective yield(7)                                               1.94%
--------------------------------------------------------------------------------
Average weighted maturity                                                30 days
--------------------------------------------------------------------------------

(7) The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.

(8) Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2004, there were 311 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

IFT MONEY MARKET PORTFOLIO

Total Returns vs. Lipper Institutional Money Market Funds Index(8) Periods ended December 31, 2004

   [THE FOLLOWING TABLE WAS DEPICTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                                One-Year    Three-Year    Five-Year     Ten-Year
IFT Money Market Portfolio        1.04%        3.50%        14.47%       49.28%

Lipper Institutional              1.24%        4.08%        15.35%       50.18%
Money Market Funds Index

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM THE FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563.


6 | Semiannual Report

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                           Semiannual Report | 7

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT      ENDING ACCOUNT      EXPENSES PAID DURING
                                              VALUE 6/30/04        VALUE 12/31/04    PERIOD* 6/30/04-12/31/04
-------------------------------------------------------------------------------------------------------------
Actual                                            $1,000              $1,006.70               $1.87
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000              $1,023.34               $1.89
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.37%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


8 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

MONEY MARKET PORTFOLIO

                                            --------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED
                                            DECEMBER 31, 2004                          YEAR ENDED JUNE 30,
                                               (UNAUDITED)         2004          2003          2002          2001          2000
                                            --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)

Net asset value, beginning of period .....          $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                            --------------------------------------------------------------------------------------
Income from investment operations -
 net investment income ...................           .007             .007          .012          .024          .057          .054

Less distributions from net investment
 income ..................................          (.007)           (.007)        (.012)        (.024)        (.057)        (.054)
                                            --------------------------------------------------------------------------------------

Net asset value, end of period ...........          $1.00            $1.00         $1.00         $1.00         $1.00         $1.00
                                            ======================================================================================
Total return(a) ..........................            .67%             .74%         1.20%         2.42%         5.84%         5.54%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........     $4,353,901       $3,526,923    $2,997,651    $2,342,404    $2,046,618    $1,010,170

Ratios to average net assets:

 Expenses(b) .............................            .37%(c)          .37%          .36%          .38%          .37%          .40%

 Expenses net of waiver and payments
  by affiliate(b) ........................            .37%(c)          .35%          .35%          .35%          .35%          .35%

 Net investment income ...................           1.33%(c)          .73%         1.19%         2.30%         5.64%         5.48%

(a)   Total return is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

(c)   Annualized.


                      Semiannual Report | See notes to financial statements. | 9

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                             SHARES             VALUE
--------------------------------------------------------------------------------
MUTUAL FUNDS (COST $4,356,450,684) 100.1%
The Money Market Portfolio (Note 1) .........   4,356,450,684    $4,356,450,684
OTHER ASSETS, LESS LIABILITIES (.1)% ........                        (2,549,975)
                                                                 --------------
NET ASSETS 100.0% ...........................                    $4,353,900,709
                                                                 ==============


10 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                                  --------------
                                                                   MONEY MARKET
                                                                    PORTFOLIO
                                                                  --------------
Assets:
 Investments in Portfolio, at value and cost (Note 1) ........    $4,356,450,684
                                                                  --------------
Liabilities:
 Payables:
  Affiliates .................................................           737,296
 Distributions to shareholders ...............................         1,742,218
 Other liabilities ...........................................            70,461
                                                                  --------------
      Total liabilities ......................................         2,549,975
                                                                  --------------
Net assets, at value .........................................    $4,353,900,709
                                                                  ==============
Shares outstanding ...........................................     4,353,900,709
                                                                  ==============
Net asset value per share ....................................             $1.00
                                                                  ==============


                     Semiannual Report | See notes to financial statements. | 11

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                    ------------
                                                                    MONEY MARKET
                                                                     PORTFOLIO
                                                                    ------------
Investment income:
 Dividends from Portfolio (Note 1) ................................  $31,422,016
                                                                     -----------
Expenses:
 Administrative fees (Note 3) .....................................    4,077,483
 Transfer agent fees ..............................................       12,312
 Reports to shareholders ..........................................       19,302
 Registration and filing fees .....................................       52,090
 Professional fees ................................................       15,457
 Trustees' fees and expenses ......................................       13,622
 Other ............................................................       87,071
                                                                     -----------
    Total expenses ................................................    4,277,337
                                                                     -----------
     Net investment income ........................................   27,144,679
                                                                     -----------
Net increase (decrease) in net assets resulting from operations ...  $27,144,679
                                                                     ===========


12 | See notes to financial statements.|Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                                                                 ---------------------------------
                                                                                                       MONEY MARKET PORTFOLIO
                                                                                                 ---------------------------------
                                                                                                 SIX MONTHS ENDED      YEAR ENDED
                                                                                                 DECEMBER 31, 2004   JUNE 30, 2004
                                                                                                 ---------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ........................................................   $   27,144,679    $   23,375,824
 Distributions to shareholders from net investment income .....................................      (27,144,679)      (23,375,824)
 Capital share transactions (Note 2) ..........................................................      826,978,058       529,271,965
                                                                                                  --------------------------------
     Net increase (decrease) in net assets ....................................................      826,978,058       529,271,965
Net assets (there is no undistributed net investment income at beginning or end of period):
 Beginning of period ..........................................................................    3,526,922,651     2,997,650,686
                                                                                                  --------------------------------
 End of period ................................................................................   $4,353,900,709    $3,526,922,651
                                                                                                  ================================


                     Semiannual Report | See notes to financial statements. | 13

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series (the Funds). The Institutional Fiduciary Trust Money Market Portfolio (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Shares of the Fund are offered to other investment companies managed by Franklin Advisers Inc. (Advisers), or its affiliates. At December 31, 2004, investment companies managed by Advisers or its affiliates owned 2,988,218,959 shares of the Fund.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2004, the Fund owns 70.83% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses received from the Portfolio are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.


14 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                          -------------------------------------
                                                          SIX MONTHS ENDED        YEAR ENDED
                                                          DECEMBER 31, 2004      JUNE 30, 2004
                                                          -------------------------------------
Shares sold ..........................................    $  8,674,169,088     $ 16,144,275,425
Shares issued in reinvestment of distributions .......          19,476,816           17,083,121
Shares redeemed ......................................      (7,866,667,846)     (15,632,086,581)
                                                          -------------------------------------
Net increase (decrease) ..............................    $    826,978,058     $    529,271,965
                                                          =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

----------------------------------------------------------------------------------------
ENTITY                                                            AFFILIATION
----------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)              Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)     Transfer agent

The Fund pays an administrative fee to Advisers of .20% per year of the average daily net assets of the Fund.


                                                          Semiannual Report | 15

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

4. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes was the same.

5. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.


16 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to


                                                          Semiannual Report | 17

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.


18 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

MONEY MARKET PORTFOLIO

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                           Semiannual Report| 19

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                           ----------------------------------------------------------------------------------------
                                           SIX MONTHS ENDED
                                           DECEMBER 31, 2004                        YEAR ENDED JUNE 30,
                                              (UNAUDITED)       2004           2003           2002           2001           2000
                                           ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
 period)

Net asset value, beginning of period ...          $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
                                           ----------------------------------------------------------------------------------------
Income from investment operations -
 net investment income .................           .008            .009           .014           .026           .059           .056

Less distributions from net investment
 income ................................          (.008)          (.009)         (.014)         (.026)         (.059)         (.056)
                                           ----------------------------------------------------------------------------------------
Net asset value, end of period .........          $1.00           $1.00          $1.00          $1.00          $1.00          $1.00
                                           ========================================================================================
Total return(a) ........................            .78%            .94%          1.41%          2.63%          6.08%          5.75%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......     $6,150,502      $5,505,394     $5,331,200     $4,734,196     $4,490,919     $4,144,043

Ratios to average net assets:

 Expenses ..............................            .16%(b)         .16%           .15%           .16%           .16%           .16%

 Expenses net of waiver and payments
  by affiliate .........................            .16%(b)         .15%           .15%           .15%           .15%           .15%

 Net investment income .................           1.54%(b)         .93%          1.39%          2.56%          5.91%          5.65%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


20 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                               PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
    CERTIFICATES OF DEPOSIT 46.3%
    Abbey National Treasury Service, Stamford Branch, 2.32%, 2/10/05 - 2/28/05 ...........     $150,000,000    $   150,001,181
    ABN AMRO Bank, N.V., New York Branch, 2.29%, 1/12/05 - 1/14/05 .......................      150,000,000        150,000,000
    Bank of Montreal, Chicago Branch, 2.160% - 2.285%, 1/18/05 - 2/28/05 .................      150,000,000        150,000,256
    Bank of Nova Scotia, Portland Branch, 2.11% - 2.12%, 1/04/05 - 1/06/05 ...............      150,000,000        150,000,166
    Banque Nationale De Paris, New York Branch, 2.255% - 2.330%, 2/09/05 - 8/16/05 .......      150,000,000        149,993,069
    Barclay's Bank PLC, New York Branch, 2.28%, 2/22/05 ..................................       75,000,000         75,000,538
    Credit Agricole, New York Branch, 2.28%, 2/23/05 - 2/24/05 ...........................      150,000,000        150,000,000
    Dexia Bank, New York Branch, 2.04%, 1/21/05 ..........................................      100,000,000        100,000,553
    HBOS Treasury Services PLC, New York Branch, 2.26% - 2.37%, 2/17/05 - 2/24/05 ........      150,000,000        150,002,143
    Landesbank Hessen Thueringen Girozentrale, New York Branch, 1.273% - 2.320%,
      2/14/05 - 3/01/05 ..................................................................      149,000,000        148,962,700
    Lloyds Bank PLC, New York Branch, 2.05% - 2.40%, 1/31/05 - 3/11/05 ...................      150,000,000        150,000,726
    Royal Bank of Canada, New York Branch, 2.04%, 1/19/05 - 1/20/05 ......................      150,000,000        150,000,000
    Royal Bank of Scotland NY, New York Branch, 1.98% - 2.30%, 1/18/05 - 2/01/05 .........      150,000,000        150,000,665
    Societe Generale North America, New York Branch, 2.03% - 2.32%, 1/14/05 - 2/04/05 ....      150,000,000        150,000,000
    State Street Corp., Boston Branch, 2.05%, 1/10/05 - 1/11/05 ..........................      150,000,000        150,000,000
    Svenska Handelsbanken, New York Branch, 2.180% - 2.405%, 1/25/05 - 3/10/05 ...........      150,000,000        150,001,224
    Toronto Dominion Bank, New York Branch, 2.39%, 2/25/05 - 2/28/05 .....................      150,000,000        150,000,000
    UBS Finance Delaware LLC, Stamford Branch, 2.330% - 2.405%, 2/07/05 - 3/04/05 ........      150,000,000        150,001,882
    Wells Fargo Bank NA, San Francisco Branch, 2.10% - 2.33%, 1/04/05 - 1/07/05 ..........      150,000,000        150,000,000
    Westdeutsche Landesbank, New York Branch, 2.26% - 2.39%, 2/18/05 - 3/04/05 ...........      125,000,000        125,000,994
                                                                                                               ---------------
    TOTAL CERTIFICATES OF DEPOSIT (COST $2,848,966,097) ..................................                       2,848,966,097
                                                                                                               ---------------
    BANK NOTES (COST $150,000,000) 2.4%
    Bank of America NA, 2.26%, 2/16/05 - 2/17/05 .........................................      150,000,000        150,000,000
                                                                                                               ---------------
    COMMERCIAL PAPER 45.4%
(a) AIG Funding Inc., 1/12/05-2/14/05 ....................................................      150,000,000        149,741,327
(a) ANZ (Delaware) Inc., 1/06/05 - 3/01/05 ...............................................      150,000,000        149,818,389
(a) Barclay's U.S. Funding Corp., 3/02/05 ................................................       75,000,000         74,702,500
(a) BP Capital Markets PLC, 1/03/05 ......................................................      250,000,000        249,970,833
(a) Citigroup Global Markets Holdings, 1/25/05 - 1/28/05 .................................      150,000,000        149,782,188
(a) Commonwealth Bank of Australia, 1/10/05 - 1/24/05 ....................................      175,000,000        174,883,264
(a) Danske Corp., 1/12/05 - 3/03/05 ......................................................      150,000,000        149,645,542
(a) General Electric Capital Corp., 2/03/05 ..............................................       75,000,000         74,844,625
(a) Glaxosmithkline Finance PLC, 1/13/05 - 1/27/05 .......................................       50,000,000         49,945,958
(a) Goldman Sachs Group Inc., 1/18/05 - 1/20/05 ..........................................      150,000,000        149,825,250
(a) ING U.S. Funding LLC, 1/31/05 - 2/11/05 ..............................................      150,000,000        149,687,820
(a) Merrill Lynch & Co. Inc., 1/03/05 ....................................................      214,000,000        213,973,844
(a) Morgan Stanley & Co., 1/04/05 - 1/07/05 ..............................................      150,000,000        149,956,181
(a) National Australia Funding Inc., 1/05/05 - 1/07/05 ...................................      150,000,000        149,952,292
(a) Nestle Capital Corp., 1/03/05 ........................................................       30,215,000         30,211,408
(a) Procter & Gamble Co., 1/07/05 - 1/13/05 ..............................................      150,000,000        149,920,708
(a) Rabobank USA Finance Corp., 2/23/05 - 2/24/05 ........................................      100,000,000         99,669,340
(a) Shell Finance UK PLC, 2/07/05 - 2/18/05 ..............................................      150,000,000        149,614,874
(a) Siemens Capital Corp., 2/02/05 - 2/25/05 .............................................      150,000,000        149,592,083
(a) Westdeutsche Landesbank, 2/16/05 .....................................................       25,000,000         24,925,569
(a) Westpac Capital Corp., 1/24/05 - 1/26/05 .............................................      150,000,000        149,796,000
                                                                                                               ---------------
    TOTAL COMMERCIAL PAPER (COST $2,790,459,995) .........................................                       2,790,459,995
                                                                                                               ---------------


                                                          Semiannual Report | 21

THE MONEY MARKET PORTFOLIOS

-------------------------------------------------------------------------------------------------------------------------------
    THE MONEY MARKET PORTFOLIO                                                               PRINCIPAL AMOUNT        VALUE
--------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCY SECURITIES (COST $115,542,253) 1.9%
(a) Federal Home Loan Bank, 1/03/05 ......................................................     $115,550,000    $   115,542,253
                                                                                                                --------------
    TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,904,968,345) .................                       5,904,968,345
                                                                                                                --------------
    REPURCHASE AGREEMENTS 3.9%
(b) ABN AMRO Bank, N.V., New York Branch, 2.00%, 1/03/05 (Maturity Value $40,006,667) ....       40,000,000         40,000,000
      Collateralized by U.S. Government Agency Securities, 6.625%, 9/15/09
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $70,009,275) ...........       70,000,000         70,000,000
      Collateralized by aU.S. Treasury Bills, 3/03/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $89,221,151) ...............       89,210,000         89,210,000
      Collateralized by U.S. Treasury Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.80%, 1/03/05 (Maturity Value $40,006,000) ......................       40,000,000         40,000,000
      Collateralized by U.S. Government Agency Securities, 1.50%, 8/15/05
                                                                                                                --------------
    TOTAL REPURCHASE AGREEMENTS (COST $239,210,000) ......................................                         239,210,000
                                                                                                                --------------
    TOTAL INVESTMENTS (COST $6,144,178,345) 99.9% ........................................                       6,144,178,345
    OTHER ASSETS, LESS LIABILITIES .1% ...................................................                           6,324,001
                                                                                                                --------------
    NET ASSETS 100.0% ....................................................................                      $6,150,502,346
                                                                                                                ==============

(a) Security is traded on a discount basis with no stated coupon rate.

(b) See Note 1(b) regarding repurchase agreement(s).


22 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2004                      YEAR ENDED JUNE 30,
                                                      (UNAUDITED)       2004         2003         2002         2001         2000
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............        $1.00          $1.00        $1.00        $1.00        $1.00        $1.00
                                                   -------------------------------------------------------------------------------
Income from investment operations - net
 investment income ...............................         .007           .009         .013         .024         .056         .054

Less distributions from net investment income ....        (.007)         (.009)       (.013)       (.024)       (.056)       (.054)
                                                   -------------------------------------------------------------------------------
Net asset value, end of period ...................        $1.00          $1.00        $1.00        $1.00        $1.00        $1.00
                                                   ===============================================================================

Total return(a) ..................................          .75%           .87%        1.34%        2.43%        5.75%        5.48%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................     $119,147       $117,815     $201,758     $226,676     $186,718     $221,993

Ratios to average net assets:

 Expenses ........................................          .16%(b)        .16%         .16%         .16%         .16%         .16%

 Expenses net of waiver and payments
  by affiliate ...................................          .15%(b)        .15%         .15%         .15%         .15%         .15%

 Net investment income ...........................         1.47%(b)        .87%        1.34%        2.33%        5.63%        5.36%

(a)   Total return is not annualized for periods less than one year.

(b)   Annualized.


                       Semiannual Report|See notes to financial statements. | 23

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
    THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
    GOVERNMENT SECURITIES 25.1%
(a) U.S. Treasury Bill, 1/06/05 ...........................................................     $ 5,000,000       $  4,998,883
(a) U.S. Treasury Bill, 1/20/05 ...........................................................      10,000,000          9,991,212
(a) U.S. Treasury Bill, 3/03/05 ...........................................................       5,000,000          4,983,776
(a) U.S. Treasury Bill, 3/24/05 ...........................................................       5,000,000          4,977,906
(a) U.S. Treasury Bill, 4/14/05 ...........................................................       5,000,000          4,969,100
                                                                                                                  ------------
    TOTAL GOVERNMENT SECURITIES (COST $29,920,877) ........................................                         29,920,877
                                                                                                                  ------------
    REPURCHASE AGREEMENTS 74.9%
(b) ABN AMRO Bank, N.V., New York Branch, 1.45%, 1/03/05 (Maturity Value $5,000,604) ......       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 2.75%, 6/30/06
(b) Banc of America Securities LLC, 1.55%, 1/03/05 (Maturity Value $5,000,646) ............       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 6.75%, 5/15/05
(b) Barclays Capital Inc., 1.30%, 1/03/05 (Maturity Value $5,000,542) .....................       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.875%, 1/31/06
(b) Bear, Stearns & Co. Inc., 1.40%, 1/03/05 (Maturity Value $5,000,583) ..................       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.625%, 4/30/05
(b) Deutsche Bank Securities Inc., 1.59%, 1/03/05 (Maturity Value $24,623,262) ............      24,620,000         24,620,000
      Collateralized by aU.S. Treasury Bills, 1/06/05-5/05/05
(b) Goldman, Sachs & Co., 1.47%, 1/03/05 (Maturity Value $5,000,612) ......................       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 2.25%, 4/30/06
(b) Greenwich Capital Markets Inc., 1.55%, 1/03/05 (Maturity Value $5,000,646) ............       5,000,000          5,000,000
      Collateralized by U.S. Treasury Notes, 1.125%, 6/30/05
(b) Morgan Stanley & Co. Inc., 1.50%, 1/03/05 (Maturity Value $24,618,077) ................      24,615,000         24,615,000
      Collateralized by U.S. Treasury, Notes, 3.875%, 1/15/09
(b) UBS Securities LLC, 1.55%, 1/03/05 (Maturity Value $10,001,292) .......................      10,000,000         10,000,000
      Collateralized by U.S. Treasury Notes, 5.625%, 5/15/08
                                                                                                                  ------------
    TOTAL REPURCHASE AGREEMENTS (COST $89,235,000) ........................................                         89,235,000
                                                                                                                  ------------
    TOTAL INVESTMENTS (COST $119,155,877) 100.0% ..........................................                        119,155,877
    OTHER ASSETS, LESS LIABILITIES ........................................................                             (8,464)
                                                                                                                  ------------
    NET ASSETS 100.0% .....................................................................                       $119,147,413
                                                                                                                  ============

(a)   Security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreement(s).


24 | See notes to financial statements.|Semiannual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                                 --------------------------------
                                                                                       THE U.S.
                                                                                      GOVERNMENT
                                                                      THE             SECURITIES
                                                                  MONEY MARKET       MONEY MARKET
                                                                   PORTFOLIO           PORTFOLIO
                                                                 --------------------------------
Assets:
 Investments in securities, at amortized cost (Note 1) ......    $5,904,968,345      $ 29,920,877
 Repurchase agreements, at value and cost ...................       239,210,000        89,235,000
 Cash .......................................................            10,201             3,440
 Interest receivable ........................................         7,095,131             3,755
                                                                 --------------------------------
      Total assets ..........................................     6,151,283,677       119,163,072
                                                                 --------------------------------
Liabilities:
 Payables:
  Professional fees .........................................            12,496             5,445
  Custodian fees (Note 4) ...................................            20,585             1,011
  Affiliates ................................................           728,434             9,035
 Distributions to shareholders ..............................            19,380                29
 Other liabilities ..........................................               436               139
                                                                 --------------------------------
      Total liabilities .....................................           781,331            15,659
                                                                 --------------------------------
Net assets, at value ........................................    $6,150,502,346      $119,147,413
                                                                 ================================
Shares outstanding ..........................................     6,150,502,346       119,147,413
                                                                 ================================
Net asset value per share ...................................             $1.00             $1.00
                                                                 ================================


                     Semiannual Report | See notes to financial statements. | 25

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                        ----------------------------
                                                                                           THE U.S.
                                                                                          GOVERNMENT
                                                                            THE           SECURITIES
                                                                        MONEY MARKET     MONEY MARKET
                                                                         PORTFOLIO         PORTFOLIO
                                                                        ----------------------------
Investment income:
 Interest ..........................................................    $50,379,062         $927,932
                                                                        ----------------------------
Expenses:
 Management fees (Note 3) ..........................................      4,479,223           85,862
 Custodian fees (Note 4) ...........................................         50,315            1,236
 Reports to shareholders ...........................................          5,856              134
 Professional fees .................................................         22,035            5,486
 Trustees' fees and expenses .......................................          3,328              543
 Other .............................................................         77,126            1,551
                                                                        ----------------------------
      Total expenses ...............................................      4,637,883           94,812
      Expenses reductions (Note 4) .................................        (13,764)            (449)
      Expenses waived/paid by affiliate (Note 3) ...................             --           (8,455)
                                                                        ----------------------------
       Net expenses ................................................      4,624,119           85,908
                                                                        ----------------------------
        Net investment income ......................................     45,754,943          842,024
                                                                        ----------------------------
Net realized gain (loss) from investments ..........................         (5,944)             190
                                                                        ----------------------------
Net increase (decrease) in net assets resulting from operations ....    $45,748,999         $842,214
                                                                        ============================


26 | See notes to financial statements. | Semiannual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                  -----------------------------------------------------------------------------
                                                                                              THE U.S. GOVERNMENT SECURITIES
                                                      THE MONEY MARKET PORTFOLIO                  MONEY MARKET PORTFOLIO
                                                  -----------------------------------------------------------------------------
                                                      SIX MONTHS            YEAR                SIX MONTHS            YEAR
                                                        ENDED               ENDED                 ENDED               ENDED
                                                  DECEMBER 31, 2004     JUNE 30, 2004       DECEMBER 31, 2004     JUNE 30, 2004
                                                  -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................   $   45,754,943       $   49,426,140       $      842,024       $    1,508,957
  Net realized gain (loss) from investments ...           (5,944)               3,825                  190                5,742
                                                  -----------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations ..............       45,748,999           49,429,965              842,214            1,514,699
 Distributions to shareholders from net
  investment income ...........................      (45,748,999)(a)      (49,429,965)(b)         (842,214)(c)       (1,514,699)(d)
 Capital share transactions (Note 2) ..........      645,108,182          174,194,451            1,332,859          (83,943,475)
                                                  -----------------------------------------------------------------------------
      Net increase (decrease) in net assets ...      645,108,182          174,194,451            1,332,859          (83,943,475)
Net assets (there is no undistributed net
 investment income at beginning or end
 of period):
  Beginning of period .........................    5,505,394,164        5,331,199,713          117,814,554          201,758,029
                                                  -----------------------------------------------------------------------------
  End of period ...............................   $6,150,502,346       $5,505,394,164       $  119,147,413       $  117,814,554
                                                  =============================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,944.

(b) Distributions were increased by a net realized gain from investments of $3,825.

(c) Distributions were increased by a net realized gain from investments of $190.

(d) Distributions were increased by a net realized gain from investments of $5,742.


                     Semiannual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek to provide high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates value. Repurchase agreements are valued at cost.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2004, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolios distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.


28 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Portfolios' organizational documents, its officers and trustees are indemnified by the Portfolios against certain liability arising out of the performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares at $1.00 per share were as follows:

                                                         ---------------------------------
                                                                                THE U.S.
                                                                               GOVERNMENT
                                                               THE             SECURITIES
                                                           MONEY MARKET       MONEY MARKET
                                                            PORTFOLIO           PORTFOLIO
                                                         ---------------------------------
Period ended December 31, 2004
 Shares sold ........................................    $ 3,007,981,030     $  28,414,199
 Shares issued in reinvestment of distributions .....         45,742,029           843,026
 Shares redeemed ....................................     (2,408,614,877)      (27,924,366)
                                                         ---------------------------------
 Net increase (decrease) ............................    $   645,108,182     $   1,332,859
                                                         =================================
Year ended June 30, 2004
 Shares sold ........................................    $ 5,413,860,590     $ 145,540,988
 Shares issued in reinvestment of distributions .....         49,424,401         1,513,783
 Shares redeemed ....................................     (5,289,090,540)     (230,998,246)
                                                         ---------------------------------
 Net increase (decrease) ............................    $   174,194,451     $ (83,943,475)
                                                         =================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.


                                                          Semiannual Report | 29

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio as noted in the Statements of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.

B. OTHER AFFILIATED TRANSACTIONS

At December 31, 2004, the shares of The Money Market Portfolio were owned by following funds:

                                                                   ------------------------------------
                                                                                       PERCENTAGE OF
                                                                         SHARES      OUTSTANDING SHARES
                                                                   ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ..........    4,356,450,684         70.83%
Franklin Money Fund .............................................    1,499,200,567         24.37%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .....      189,917,636          3.09%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund .....................................................      104,933,459          1.71%

At December 31, 2004, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                   ------------------------------------
                                                                                       PERCENTAGE OF
                                                                        SHARES       OUTSTANDING SHARES
                                                                   ------------------------------------
Franklin Federal Money Fund .....................................     119,147,413         100.00%

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended 12/31/04, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

At December 31, 2004, the cost of investments for book and income tax purposes was the same.

6. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the


30 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS (CONTINUED)

California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.


                                                          Semiannual Report | 31

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds'


32 | Semiannual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 33

INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER INFORMATION

IFT MONEY MARKET PORTFOLIO

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


34 | Semiannual Report

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

                       This page intentionally left blank.

         [LOGO]                FRANKLIN TEMPLETON INSTITUTIONAL
  FRANKLIN(R) TEMPLETON(R)
      INSTITUTIONAL            600 Fifth Avenue
                               New York, NY 10020
                               franklintempletoninstitutional.com
SEMIANNUAL REPORT
MONEY MARKET PORTFOLIO

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/321-8563

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES
1-800/321-8563

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

140 S2004 02/05















                                    SEMIANNUAL REPORT |
---------------------------------------------------------------- 31 2004
                                                             12

THE EXPERTISE OF MANY. THE STRENGTH OF ONE.
--------------------------------------------------------------------------------

                                INSTITUTIONAL FIDUCIARY TRUST

                                Franklin Structured Large Cap Core Equity Fund

                                Franklin Structured Large Cap Growth Equity Fund

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                 INSTITUTIONAL

                        FRANKLIN o TEMPLETON o FIDUCIARY

CONTENTS

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

  Franklin Structured Large Cap Core Equity Fund ........................    2

  Franklin Structured Large Cap Growth Equity Fund ......................    8

  Financial Highlights & Statements of Investments ......................   14

  Financial Statements ..................................................   27

  Notes to Financial Statements .........................................   30

  Shareholder Information ...............................................   38

-------------------------------------------------------
 NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
-------------------------------------------------------


                                                           Semiannual Report | 1

SEMIANNUAL REPORT

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Structured Large Cap Core Equity Fund (the Fund) seeks long-term capital appreciation by investing at least 80% of net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION
As of 12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

  Common Stocks ................................................           96.1%
  Short Term Investments & Other Net Assets ....................            3.9%

This semiannual report for Franklin Structured Large Cap Core Equity Fund covers the six months ended December 31, 2004.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Core Equity Fund posted a 4.66% cumulative total return for the period under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Composite Index (S&P 500), which returned 7.19%.(1)

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2004, the domestic economy expanded solidly and broadly across most industries, sectors and regions as gross domestic product (GDP) rose an estimated average of 3.6%.(2) However, surging energy and other commodity prices had a dampening effect. Although consumer confidence remained below pre-recession levels, consumer spending supported strong auto sales, increased durable goods consumption and a healthy housing market. Similarly, business spending rose substantially even as business confidence wavered. With improving balance sheets and stronger profit margins, many companies entered an upgrade cycle and invested in new technologies,

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


2 | Semiannual Report
driving equipment spending up 9.5% in the second half of 2004.(2) The labor market firmed and unemployment dropped from 5.6% to 5.4% during the reporting period.(3) More than one-half of the jobs lost during the recession have been recovered; however, most new jobs were part-time or temporary. Given concerns over rising benefits costs and lingering uncertainties about economic recovery, many companies turned to temporary employment or opted for continued hiring freezes. At year-end, elevated household debt levels and the deepening federal budget and trade deficits were three top concerns for the economy as it headed into 2005.

The U.S. dollar weakened further during the six-month period and hit an all-time low against the euro and a multi-year low versus the yen. The widening trade and current account deficits and possibility for higher import prices contributed to inflationary pressures. The core inflation rate rose to 2.2% in 2004, or 3.3% including volatile food and energy costs. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate four times between August and December, from 1.25% to 2.25%, the highest level in more than three years. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability, noting in December that it perceived "the upside and downside risks to the attainment of both sustainable growth and price stability for the next few quarters to be roughly equal."(4)

Despite a generally robust economy and improving corporate fundamentals, investors had to digest a host of contrasting information during the period, including rising inflation, the dollar's value, a contentious presidential election and ongoing concerns about terrorism, war and reconstruction in Iraq. Despite experiencing some fluctuation, domestic equity markets were essentially flat from July through early November. Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong and investor sentiment improved late in the period despite the mixed signals. After the elections concluded, the markets enjoyed a strong rally through year-end. The blue chip stocks of the Dow Jones Industrial Average gained

(3)   Source: Bureau of Labor Statistics.

(4)   Source: Federal Reserve. PRESS RELEASE, 12/14/04.

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Core Equity Fund
Based on Total Net Assets as of 12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Finance                                                                    19.3%

Electronic Technology                                                      10.1%

Health Technology                                                          10.1%

Consumer Non-Durables                                                       9.1%

Energy Minerals                                                             7.1%

Technology Services                                                         6.6%

Producer Manufacturing                                                      5.9%

Retail Trade                                                                5.3%

Communications                                                              4.4%

Consumer Services                                                           3.5%

Non-Energy Minerals                                                         3.2%

Health Services                                                             2.9%

Commercial Services                                                         2.3%

Consumer Durables                                                           2.0%

Distribution Services                                                       1.7%

Utilities                                                                   1.2%

Transportation                                                              0.6%

Industrial Services                                                         0.3%

Real Estate Investment Trusts                                               0.3%

Process Industries                                                          0.2%

Short-Term Investments & Other Net Assets                                   3.9%


                                                           Semiannual Report | 3

TOP 10 HOLDINGS
Franklin Structured Large Cap
Core Equity Fund
12/31/04

--------------------------------------------------------------------------------
 COMPANY                                                              % OF TOTAL
 SECTOR/INDUSTRY                                                      NET ASSETS
--------------------------------------------------------------------------------
 ExxonMobil Corp.                                                           3.7%
   ENERGY MINERALS
--------------------------------------------------------------------------------
 General Electric Co.                                                       2.5%
   PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
 Pfizer Inc.                                                                2.4%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Citigroup Inc.                                                             2.3%
   FINANCE
--------------------------------------------------------------------------------
 Johnson & Johnson                                                          2.1%
   HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
 Bank of America Corp.                                                      1.9%
   FINANCE
--------------------------------------------------------------------------------
 Wal-Mart Stores Inc.                                                       1.9%
   RETAIL TRADE
--------------------------------------------------------------------------------
 Microsoft Corp.                                                            1.9%
   TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
 Dell Inc.                                                                  1.8%
   ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
 Coca-Cola Co.                                                              1.6%
   CONSUMER NON-DURABLES
--------------------------------------------------------------------------------

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 15 OF THIS REPORT.

4.47% for the period under review, while the broader Standard & Poor's 500 Composite Index (S&P 500) rose 7.19% and the technology-heavy NASDAQ Composite Index increased 6.56%.(5)

INVESTMENT STRATEGY

Our twin objectives for the Franklin Structured Large Cap Core Equity Fund are very tight risk controls and modest excess return over the S&P 500. To achieve the first objective, the portfolio is managed using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., it typically does not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

MANAGER'S DISCUSSION

The Franklin Structured Large Cap Core Equity Fund is an enhanced index strategy that seeks to outperform the S&P 500 marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.

For the six-month period ended December 31, 2004, the Franklin Structured Large Cap Core Equity Fund gained value relative to its benchmark, the S&P 500 from overweight positions in ExxonMobil, eBay, PACCAR and Bunge, and from an underweight position in General Electric. During the same period, the portfolio lost value relative to its benchmark due to overweight positions in Pfizer, Intel, Cisco Systems, Coca-Cola, and Marsh & McLennan.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value-weighted and includes over 3,000 companies.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


4 | Semiannual Report

PERFORMANCE SUMMARY AS OF 12/31/04

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION

------------------------------------------------------------------------------
                                               CHANGE     12/31/04     6/30/04
------------------------------------------------------------------------------
 Net Asset Value (NAV)                          -0.52       $11.57      $12.09
------------------------------------------------------------------------------
 DISTRIBUTIONS (7/1/04-12/31/04)
------------------------------------------------------------------------------
 Dividend Income                  0.0568
------------------------------------------------------------------------------
 Short-Term Capital Gain          0.8250
------------------------------------------------------------------------------
 Long-Term Capital Gain           0.1954
------------------------------------------------------------------------------

PERFORMANCE

-------------------------------------------------------------------------------------
                                                                      SINCE INCEPTION
                                              6-MONTH        1-YEAR      (4/30/03)
-------------------------------------------------------------------------------------
 Cumulative Total Return(6)                    +4.66%        +7.05%        +30.90%
-------------------------------------------------------------------------------------
 Average Annual Total Return(7)                +4.66%        +7.05%        +17.48%
-------------------------------------------------------------------------------------
 Value of $5,000,000 Investment(8)        $5,233,177    $5,352,716     $6,544,790
-------------------------------------------------------------------------------------

(6) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(7) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(8) These figures represent the value of a hypothetical $5,000,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM THE FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


                                                           Semiannual Report | 5

YOUR FUND'S EXPENSES

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

(1)   Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

(2) Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT    ENDING ACCOUNT          EXPENSES PAID DURING
                                            VALUE 6/30/04      VALUE 12/31/04        PERIOD* 6/30/04-12/31/04
----------------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,046.60                    $ 3.61
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,021.68                    $ 3.57
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.70% net of expense waiver, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                           Semiannual Report | 7

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Structured Large Cap Growth Equity Fund (the Fund) seeks long-term capital appreciation by investing at least 80% of net assets in equity securities of companies whose market capitalizations are within the top 50% in terms of size of companies whose equity securities are listed on a U.S. securities exchange or traded on the National Association of Securities Dealers Automated Quotations (NASDAQ) system.

--------------------------------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT 1-800/321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

ASSET ALLOCATION
As of 12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Common Stocks ...................................................          97.6%
Short Term Investments & Other Net Assets .......................           2.4%

This semiannual report for Franklin Structured Large Cap Growth Equity Fund covers the six months ended December 31, 2004.

PERFORMANCE OVERVIEW

Franklin Structured Large Cap Growth Equity Fund posted a 2.46% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Russell 1000(R) Growth Index, which returned 3.47%.(1)

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2004, the domestic economy expanded solidly and broadly across most industries, sectors and regions as gross domestic product (GDP) rose an estimated average of 3.6%.(2) However, surging energy and other commodity prices had a dampening effect. Although consumer confidence remained below pre-recession levels, consumer spending supported strong auto sales, increased durable goods consumption and a healthy housing market. Similarly, business spending rose substantially even as business confidence wavered. With improving balance sheets and stronger profit margins, many companies entered an upgrade cycle and invested in new technologies,

(1) Source: Standard & Poor's Micropal. Russell 1000(R) Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

(2)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 22.


8 | Semiannual Report
driving equipment spending up 9.5% in the second half of 2004.(2) The labor market firmed and unemployment dropped from 5.6% to 5.4% during the reporting period.(3) More than one-half of the jobs lost during the recession have been recovered; however, most new jobs were part-time or temporary. Given concerns over rising benefits costs and lingering uncertainties about economic recovery, many companies turned to temporary employment or opted for continued hiring freezes. At year-end, elevated household debt levels and the deepening federal budget and trade deficits were three top concerns for the economy as it headed into 2005.

The U.S. dollar weakened further during the six-month period and hit an all-time low against the euro and a multi-year low versus the yen. The widening trade and current account deficits and possibility for higher import prices contributed to inflationary pressures. The core inflation rate rose to 2.2% in 2004, or 3.3% including volatile food and energy costs. Aiming to keep inflation tame, the Federal Reserve Board (Fed) raised the federal funds target rate four times between August and December, from 1.25% to 2.25%, the highest level in more than three years. The Fed said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability, noting in December that it perceived "the upside and downside risks to the attainment of both sustainable growth and price stability for the next few quarters to be roughly equal."(4)

Despite a generally robust economy and improving corporate fundamentals, investors had to digest a host of contrasting information during the period, including rising inflation, the dollar's value, a contentious presidential election and ongoing concerns about terrorism, war and reconstruction in Iraq. Despite experiencing some fluctuation, domestic equity markets were essentially flat from July through early November. Disappointing earnings from a number of blue chip companies applied downward pressure, but initial public offering (IPO) activity was strong and investor sentiment improved late in the period despite the mixed signals. After the elections concluded, the markets enjoyed a strong rally through year-end. The blue chip stocks of the Dow Jones Industrial Average gained 4.47% for the period under review, while the broader Standard & Poor's 500 Composite Index (S&P 500) rose 7.19% and the technology-heavy NASDAQ Composite Index increased 6.56%.(5)

(3)   Source: Bureau of Labor Statistics.

(4)   Source: Federal Reserve. PRESS RELEASE, 12/14/04.

(5) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value-weighted and includes over 3,000 companies.

PORTFOLIO BREAKDOWN
Franklin Structured Large Cap
Growth Equity Fund
Based on Total Net Assets as of 12/31/04

   [THE FOLLOWING TABLE WAS DEPICTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

Health Technology                                                          20.4%

Electronic Technology                                                      17.3%

Technology Services                                                        11.1%

Finance                                                                    10.1%

Retail Trade                                                                8.9%

Consumer Non-Durables                                                       5.8%

Consumer Services                                                           5.4%

Producer Manufacturing                                                      3.8%

Health Services                                                             3.2%

Transportation                                                              2.2%

Process Industries                                                          2.0%

Energy Minerals                                                             1.6%

Distribution Services                                                       1.4%

Communications                                                              1.4%

Commercial Services                                                         1.1%

Consumer Durables                                                           1.0%

Industrial Services                                                         0.8%

Non-Energy Minerals                                                         0.1%

Short-Term Investments & Other Net Assets                                   2.4%


                                                           Semiannual Report | 9

TOP 10 HOLDINGS
Franklin Structured Large Cap
Growth Equity Fund
12/31/04

-------------------------------------------------------------------------------
 COMPANY                                                            % OF TOTAL
 SECTOR/INDUSTRY                                                    NET ASSETS
-------------------------------------------------------------------------------
 Johnson & Johnson                                                         4.3%
   HEALTH TECHNOLOGY
-------------------------------------------------------------------------------
 Pfizer Inc.                                                               4.0%
   HEALTH TECHNOLOGY
-------------------------------------------------------------------------------
 Microsoft Corp.                                                           3.9%
   TECHNOLOGY SERVICES
-------------------------------------------------------------------------------
 Intel Corp.                                                               3.3%
   ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
 Cisco Systems Inc.                                                        3.1%
   ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
 Amgen Inc.                                                                2.8%
   HEALTH TECHNOLOGY
-------------------------------------------------------------------------------
 Wal-Mart Stores Inc.                                                      2.5%
   RETAIL TRADE
-------------------------------------------------------------------------------
 Dell Inc.                                                                 2.5%
   ELECTRONIC TECHNOLOGY
-------------------------------------------------------------------------------
 Lowe's Cos. Inc.                                                          2.0%
   RETAIL TRADE
-------------------------------------------------------------------------------
 Procter & Gamble Co.                                                      1.8%
   CONSUMER NON-DURABLES
-------------------------------------------------------------------------------

YOU WILL FIND A COMPLETE LISTING OF THE FUND'S PORTFOLIO HOLDINGS, INCLUDING DOLLAR VALUE AND NUMBER OF SHARES OR PRINCIPAL AMOUNT, BEGINNING ON PAGE 22 OF THIS REPORT.

INVESTMENT STRATEGY

Our twin objectives for the Franklin Structured Large Cap Growth Equity Fund are very tight risk controls and modest excess return over the Russell 1000(R) Growth Index. To achieve the first objective, the portfolio is run using robust quantitative tools that match broad risk characteristics of the index. To achieve the second objective, we tap into Franklin's deep pool of research analysis. The portfolio is managed to very closely follow the index with very tight tracking error levels. The portfolio is sector- and industry-neutral (i.e., they typically do not deviate from the index weightings by more than 1%) with excess return coming primarily from security selection, a key strength of Franklin Advisers, Inc.

MANAGER'S DISCUSSION

The Franklin Structured Large Cap Growth Equity Fund is an enhanced index strategy that seeks to outperform the Russell 1000(R) Growth Index marginally, with very little excess relative risk. We expect the majority of our over- or under-performance to come from security selection.

For the six-month period ended December 31, 2004, the Franklin Structured Large Cap Growth Equity Fund gained value relative to its benchmark, the Russell 1000(R) Growth Index, due to overweight positions in Johnson & Johnson, Bunge, Amgen and eBay and due to an underweight position in Dell. During the same period the portfolio lost value relative to its benchmark due to overweight positions in Pfizer, Intel, Cisco Systems, Coca-Cola and Applied Materials.

We appreciate your support, welcome new shareholders, and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


10 | Semiannual Report

PERFORMANCE SUMMARY AS OF 12/31/04

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

Your dividend income will vary depending on the dividends or interest paid by the securities in the Fund's portfolio. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE INFORMATION
--------------------------------------------------------------------------------
                                                  CHANGE   12/31/04    6/30/04
--------------------------------------------------------------------------------
 Net Asset Value (NAV)                             -0.59     $11.35     $11.94
--------------------------------------------------------------------------------
 DISTRIBUTIONS (7/1/04-12/31/04)
--------------------------------------------------------------------------------
 Dividend Income                       0.0993
--------------------------------------------------------------------------------
 Short-Term Capital Gain               0.4683
--------------------------------------------------------------------------------
 Long-Term Capital Gain                0.3107
--------------------------------------------------------------------------------

PERFORMANCE
--------------------------------------------------------------------------------
                                                                 SINCE INCEPTION
                                        6-MONTH        1-YEAR       (4/30/03)
--------------------------------------------------------------------------------
 Cumulative Total Return(6)               +2.46%        +4.92%           +28.79%
--------------------------------------------------------------------------------
 Average Annual Total Return(7)           +2.46%        +4.92%           +16.34%
--------------------------------------------------------------------------------
 Value of $5,000,000 Investment(8)    $5,123,008    $5,246,031        $6,439,286
--------------------------------------------------------------------------------

(6) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(7) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge.

(8) These figures represent the value of a hypothetical $5,000,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM THE FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INSTITUTIONAL SERVICES AT 1-800/321-8563.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.


                                                          Semiannual Report | 11

YOUR FUND'S EXPENSES

FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases, if applicable, and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

(1)   Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

(2) Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table below can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the Fund and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                            VALUE 6/30/04     VALUE 12/31/04   PERIOD* 6/30/04-12/31/04
--------------------------------------------------------------------------------------------------------
Actual                                         $1,000            $1,024.60               $3.57
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)       $1,000            $1,021.68               $3.57
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.70% net of expense waiver, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                        ---------------------------------------
                                                        SIX MONTHS ENDED
                                                        DECEMBER 31, 2004   YEAR ENDED JUNE 30,
                                                           (UNAUDITED)       2004       2003(d)
                                                        ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

Net asset value, beginning of period ................        $12.09        $10.68        $10.00
                                                        ---------------------------------------
Income from investment operations:
 Net investment incomea .............................           .09           .09           .02
 Net realized and unrealized gains (losses) .........           .47          1.71           .66
                                                        ---------------------------------------
Total from investment operations ....................            56          1.80           .68
                                                        ---------------------------------------
Less distributions from:
 Net investment income ..............................          (.06)         (.09)           --
 Net realized gains .................................         (1.02)         (.30)           --
                                                        ---------------------------------------
Total distributions .................................         (1.08)         (.39)           --
                                                        ---------------------------------------
Net asset value, end of period ......................        $11.57        $12.09        $10.68
                                                        =======================================
Total return(b) .....................................          4.66%        17.10%         6.80%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...................        $2,916        $2,786        $2,137
Ratios to average net assets:
 Expenses ...........................................          2.20%(c)      3.66%         1.03%(e)
 Expenses net of waiver and payments by affiliate ...           .70%(c)       .70%          .12%(e)
 Net investment income ..............................          1.60%(c)       .81%          .17%(e)
Portfolio turnover rate .............................         88.03%       164.34%          9.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

(e)   Not annualized.


14 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND        SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS 96.1%
    COMMERCIAL SERVICES 2.3%
    Deluxe Corp. ...................................         473      $ 17,657
(a) Dun & Bradstreet Corp. .........................          90         5,368
    FactSet Research Systems Inc. ..................         165         9,643
    Moody's Corp. ..................................         192        16,675
(a) R.H. Donnelley Corp. ...........................         198        11,692
    SEI Investment Co. .............................         159         6,667
(a) Universal Technical Institute Inc. .............           5           191
                                                                      --------
                                                                        67,893
                                                                      --------
    COMMUNICATIONS 4.4%
    Alltel Corp. ...................................         135         7,933
    AT&T Corp. .....................................         641        12,217
    BellSouth Corp. ................................         472        13,117
(a) MCI Inc. .......................................         661        13,326
    SBC Communications Inc. ........................         735        18,941
    Sprint Corp. ...................................       1,052        26,142
    Verizon Communications Inc. ....................         930        37,674
                                                                      --------
                                                                       129,350
                                                                      --------
    CONSUMER DURABLES 2.0%
(a) Electronic Arts Inc. ...........................          62         3,824
    Ford Motor Co. .................................       2,306        33,760
(a) NVR Inc. .......................................          19        14,617
    Polaris Industries Inc. ........................          86         5,850
                                                                      --------
                                                                        58,051
                                                                      --------
    CONSUMER NON-DURABLES 9.1%
    Altria Group Inc. ..............................         442        27,006
    Anheuser-Busch Cos. Inc. .......................         536        27,191
    Avon Products Inc. .............................         128         4,954
    Coca-Cola Co. ..................................       1,150        47,874
    Colgate-Palmolive Co. ..........................         511        26,143
(a) Dean Foods Inc. ................................         122         4,020
    Gillette Co. ...................................         278        12,449
    K-Swiss Inc., A ................................         449        13,075
    Loews Corp. - Carolina Group ...................         977        28,284
    Nike Inc., B ...................................          24         2,177
    Nu Skin Enterprises Inc., A, P.I.P.E.S .........          44         1,117
    PepsiCo Inc. ...................................         477        24,899
    Procter & Gamble Co. ...........................         803        44,229
(a) Quiksilver Inc. ................................          32           953
                                                                      --------
                                                                       264,371
                                                                      --------
    CONSUMER SERVICES 3.5%
(a) Apollo Group Inc., A ...........................          89         7,183
    Cendant Corp. ..................................          88         2,057
    Choice Hotels International Inc. ...............         475        27,550
    Clear Channel Communications Inc. ..............         175         5,861
(a) Comcast Corp. ..................................          36         1,198
    Dow Jones & Co. Inc. ...........................          62         2,670


                                                          Semiannual Report | 15

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND        SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    CONSUMER SERVICES (CONT.)
    H&R Block Inc. ...................................       103      $  5,047
(a) Liberty Media International Inc., A ..............        20           925
    Regal Entertainment Group, A .....................       452         9,379
(a) Time Warner Inc. .................................       128         2,488
    Viacom Inc., B ...................................       439        15,975
    The Walt Disney Co. ..............................       767        21,323
(a) Weight Watchers International Inc. ...............         2            82
                                                                      --------
                                                                       101,738
                                                                      --------
    DISTRIBUTION SERVICES 1.7%
    Cardinal Health Inc. .............................       230        13,375
    McKesson Corp. ...................................        40         1,258
    SYSCO Corp. ......................................       890        33,971
                                                                      --------
                                                                        48,604
                                                                      --------
    ELECTRONIC TECHNOLOGY 10.1%
    ADTRAN Inc. ......................................       160         3,062
(a) Altera Corp. .....................................     1,357        28,090
(a) Applied Materials Inc. ...........................       725        12,398
    Boeing Co. .......................................       504        26,092
(a) Cisco Systems Inc. ...............................     2,404        46,397
(a) Cogent Inc. ......................................        73         2,409
(a) Coherent Inc. ....................................        21           639
(a) Dell Inc. ........................................     1,271        53,560
    Hewlett-Packard Co. ..............................       319         6,689
    Intel Corp. ......................................     1,769        41,377
    Linear Technology Corp. ..........................       411        15,930
    Lockheed Martin Corp. ............................        78         4,333
    Maxim Integrated Products Inc. ...................       206         8,732
    Motorola Inc. ....................................       689        11,851
    Nokia Corp., ADR (Finland) .......................     1,353        21,202
    Rockwell Automation Inc. .........................        41         2,032
(a) Storage Technology Corp. .........................        34         1,075
(a) Sun Microsystems Inc. ............................       785         4,223
(a) United Defense Industries Inc. ...................        83         3,922
(a) Varian Inc. ......................................         8           328
                                                                      --------
                                                                       294,341
                                                                      --------
    ENERGY MINERALS 7.1%
    Alliance Resource Partners LP ....................       150        11,100
    Ashland Inc. .....................................        65         3,795
    ChevronTexaco Corp. ..............................       396        20,794
    ConocoPhillips ...................................       263        22,836
    Devon Energy Corp. ...............................       481        18,720
    ExxonMobil Corp. .................................     2,089       107,082
    Occidental Petroleum Corp. .......................        13           759
    Royal Dutch Petroleum Co., N.Y. shs. (Netherlands)       133         7,631
(a) Tesoro Corp. .....................................       358        11,406
    Valero Energy Corp. ..............................        72         3,269
                                                                      --------
                                                                       207,392
                                                                      --------

16 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND        SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE 19.3%
    AFLAC Inc. .....................................         822      $ 32,748
(a) Alleghany Corp. ................................          78        22,249
    American Express Co. ...........................          64         3,608
    American International Group Inc. ..............         564        37,038
(a) AmeriCredit Corp. ..............................          49         1,198
    Bank of America Corp. ..........................       1,205        56,623
    Bank of New York Co. Inc. ......................         263         8,789
(a) Berkshire Hathaway Inc., B .....................           1         2,936
    Blackrock Inc. .................................         147        11,357
    Capital One Financial Corp. ....................         383        32,252
    Chicago Mercantile Exchange ....................           1           229
    Chubb Corp. ....................................         160        12,304
    Citigroup Inc. .................................       1,365        65,766
    Commerce Group Inc. ............................         117         7,142
    Countrywide Financial Corp. ....................         741        27,424
    Fannie Mae .....................................         617        43,937
    Federated Investors Inc., B ....................         471        14,318
    Fifth Third Bancorp ............................         668        31,583
    Freddie Mac ....................................          84         6,191
    Genworth Financial Inc., A .....................         219         5,913
    Hartford Financial Services Group Inc. .........          24         1,663
    JPMorgan Chase & Co. ...........................         273        10,650
    Lehman Brothers Holdings Inc. ..................         108         9,448
    Morgan Stanley .................................         106         5,885
    Nationwide Financial Services Inc., A ..........         235         8,984
    Old Republic International Corp. ...............         451        11,410
    Protective Life Corp. ..........................         101         4,312
(a) Providian Financial Corp. ......................          48           791
    Selective Insurance Group Inc. .................         341        15,086
    StanCorp Financial Group Inc. ..................           1            83
    Wachovia Corp. .................................         114         5,996
    Washington Mutual Inc. .........................         656        27,736
    Wells Fargo & Co. ..............................         597        37,104
                                                                      --------
                                                                       562,753
                                                                      --------
    HEALTH SERVICES 2.9%
(a) Caremark Rx Inc. ...............................          38         1,498
    CIGNA Corp. ....................................         382        31,160
    IMS Health Inc. ................................         547        12,696
(a) Sierra Health Services Inc. ....................         502        27,665
    UnitedHealth Group Inc. ........................         117        10,300
                                                                      --------
                                                                        83,319
                                                                      --------
    HEALTH TECHNOLOGY 10.1%
    Abbott Laboratories ............................         445        20,759
(a) Amgen Inc. .....................................         202        12,958
(a) Boston Scientific Corp. ........................         202         7,181
    Bristol-Myers Squibb Co. .......................         608        15,577
    Dentsply International Inc. ....................          10           562
(a) Forest Laboratories Inc. .......................          58         2,602


                                                          Semiannual Report | 17

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND        SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY (CONT.)
    Guidant Corp. ..................................          20      $  1,442
(a) ImClone Systems Inc. ...........................         149         6,866
    Johnson & Johnson ..............................         984        62,405
    Medtronic Inc. .................................         369        18,328
    Mentor Corp. ...................................         208         7,018
    Merck & Co. Inc. ...............................         413        13,274
    Pall Corp. .....................................         252         7,295
    Pfizer Inc. ....................................       2,641        71,017
(a) Waters Corp. ...................................         358        16,751
    Wyeth ..........................................         688        29,302
                                                                      --------
                                                                       293,337
                                                                      --------
    INDUSTRIAL SERVICES .3%
(a) Hydril .........................................         227        10,331
                                                                      --------
    NON-ENERGY MINERALS 3.2%
    Eagle Materials Inc. ...........................          31         2,677
(a) International Steel Group ......................         167         6,774
    Louisiana-Pacific Corp. ........................         857        22,916
    Metal Management Inc. ..........................         220         5,911
    Nucor Corp. ....................................         350        18,319
    United States Steel Corp. ......................         211        10,814
(a) USG Corp. ......................................         666        26,820
                                                                      --------
                                                                        94,231
                                                                      --------
    PROCESS INDUSTRIES .2%
    Agrium Inc. (Canada) ...........................          65         1,095
    Dow Chemical Co. ...............................         102         5,050
                                                                      --------
                                                                         6,145
                                                                      --------
    PRODUCER MANUFACTURING 5.9%
    3M Co. .........................................         532        43,661
    Cummins Inc. ...................................         109         9,133
    Emerson Electric Co. ...........................           4           280
(a) Energizer Holdings Inc. ........................         142         7,056
    General Electric Co. ...........................       2,024        73,876
    Graco Inc. .....................................          36         1,345
    Honeywell International Inc. ...................         193         6,834
    Masco Corp. ....................................          54         1,973
    Tyco International Ltd. ........................         100         3,574
    United Technologies Corp. ......................         243        25,114
                                                                      --------
                                                                       172,846
                                                                      --------
    REAL ESTATE INVESTMENT TRUSTS .3%
    Annaly Mortgage Management Inc. ................          83         1,629
    Trizec Properties Inc. .........................         321         6,073
                                                                      --------
                                                                         7,702
                                                                      --------


18 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

--------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND        SHARES           VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE 5.3%
    Abercrombie & Fitch Co., A .....................         154      $    7,230
(a) Aeropostale Inc. ...............................         471          13,862
    American Eagle Outfitters Inc. .................         238          11,210
(a) AutoZone Inc. ..................................         135          12,327
    Best Buy Co. Inc. ..............................         122           7,249
(a) Coldwater Creek Inc. ...........................         177           5,464
    GAP Inc. .......................................         120           2,535
    Home Depot Inc. ................................         254          10,856
(a) Kmart Holding Corp. ............................         217          21,472
    Limited Brands Inc. ............................         253           5,824
    Wal-Mart Stores Inc. ...........................       1,048          55,355
                                                                      ----------
                                                                         153,384
                                                                      ----------
    TECHNOLOGY SERVICES 6.6%
(a) Accenture Ltd., A (Bermuda) ....................          91           2,457
    Autodesk Inc. ..................................         555          21,062
    Automatic Data Processing Inc. .................         202           8,959
(a) Digital River Inc. .............................          92           3,828
    First Data Corp. ...............................          91           3,871
(a) Google Inc., A .................................          46           8,882
(a) Intergraph Corp. ...............................         200           5,386
    International Business Machines Corp. ..........         350          34,503
    Microsoft Corp. ................................       2,025          54,088
(a) NAVTEQ Corp. ...................................          52           2,411
(a) Oracle Corp. ...................................       1,551          21,280
(a) Parametric Technology Corp. ....................       2,675          15,756
    Paychex Inc. ...................................         144           4,907
(a) United Online Inc. .............................         396           4,566
                                                                      ----------
                                                                         191,956
                                                                      ----------
    TRANSPORTATION .6%
(a) Alaska Air Group Inc. ..........................         413          13,831
    Expeditors International of Washington Inc. ....          25           1,398
(a) ExpressJet Holdings Inc. .......................         122           1,571
    United Parcel Service Inc., B ..................          27           2,308
                                                                      ----------
                                                                          19,108
                                                                      ----------
    UTILITIES 1.2%
    DPL Inc. .......................................         191           4,796
    Edison International ...........................         313          10,025
(a) PG&E Corp. .....................................         511          17,006
    TXU Corp. ......................................          74           4,778
                                                                      ----------
                                                                          36,605
                                                                      ----------
    TOTAL COMMON STOCKS (COST $2,602,956) ..........                   2,803,457
                                                                      ----------


                                                          Semiannual Report | 19

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------------------------
     FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND                       SHARES           VALUE
------------------------------------------------------------------------------------------------
     SHORT TERM INVESTMENT (COST $52,021) 1.8%
     MONEY FUND
(b)  Franklin Institutional Fiduciary Trust Money Market Portfolio .      52,021      $   52,021
                                                                                      ----------
     TOTAL INVESTMENTS (COST $2,654,977) 97.9% .....................                   2,855,478
     OTHER ASSETS, LESS LIABILITIES 2.1% ...........................                      60,708
                                                                                      ----------
     NET ASSETS 100.0% .............................................                  $2,916,186
                                                                                      ==========

(a)   Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


20 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL HIGHLIGHTS

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND

                                                    -------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2004       YEAR ENDED JUNE 30,
                                                       (UNAUDITED)           2004      2003 (d)
                                                    -------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)

Net asset value, beginning of period ............         $11.94           $10.71        $10.00
                                                    -------------------------------------------
Income from investment operations:
 Net investment income(a) .......................            .07              .04           .01
 Net realized and unrealized gains (losses) .....            .22             1.79           .70
                                                    -------------------------------------------
Total from investment operations ................            .29             1.83           .71
                                                    -------------------------------------------
Less distributions from:
 Net investment income ..........................           (.10)            (.06)           --
 Net realized gains .............................           (.78)            (.54)           --
                                                    -------------------------------------------
Total distributions .............................           (.88)            (.60)           --
                                                    -------------------------------------------
Net asset value, end of period ..................         $11.35           $11.94        $10.71
                                                    -------------------------------------------

Total return(b) .................................           2.46%           17.36%         7.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............         $3,034           $2,974        $2,143
Ratios to average net assets:
 Expenses .......................................           2.16%(c)         3.72%         1.03%(e)
 Expenses net of waiver and payments by affiliate            .70%(c)          .70%          .12%(e)
 Net investment income ..........................           1.23%(c)          .32%          .11%(e)
Portfolio turnover rate .........................          46.13%          173.60%        11.93%

(a)   Based on average daily shares outstanding.

(b)   Total return is not annualized for periods less than one year.

(c)   Annualized.

(d)   For the period April 30, 2003 (commencement of operations) to June 30,
      2003.

(e)   Not annualized.


                     Semiannual Report | See Notes to Financial Statements. | 21

INSTITUTIONAL FIDUCIARY TRUST

STATEMENT OF INVESTMENTS, DECEMBER 31, 2004 (UNAUDITED)

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS 97.6%
    COMMERCIAL SERVICES 1.1%
    Moody's Corp. ..................................         129      $ 11,204
    Robert Half International Inc. .................         777        22,867
                                                                      --------
                                                                        34,071
                                                                      --------
    COMMUNICATIONS 1.4%
(a) Nextel Communications Inc., A ..................       1,375        41,250
                                                                      --------
    CONSUMER DURABLES 1.0%
    D.R. Horton Inc. ...............................           2            81
(a) Electronic Arts Inc. ...........................         467        28,804
    Harman International Industries Inc. ...........           5           635
                                                                      --------
                                                                        29,520
                                                                      --------
    CONSUMER NON-DURABLES 5.8%
    Anheuser-Busch Cos. Inc. .......................         389        19,734
    Avon Products Inc. .............................          48         1,857
    Clorox Co. .....................................           3           177
(a) Coach Inc. .....................................          69         3,892
    Coca-Cola Co. ..................................         829        34,511
    Colgate-Palmolive Co. ..........................         426        21,794
    Gillette Co. ...................................          96         4,299
    K-Swiss Inc., A ................................           4           116
    Loews Corp. - Carolina Group ...................         106         3,069
(a) NBTY Inc. ......................................          48         1,152
    Nike Inc., B ...................................          32         2,902
    PepsiCo Inc. ...................................         335        17,487
    Polo Ralph Lauren Corp. ........................          21           895
    Procter & Gamble Co. ...........................         997        54,915
(a) Quiksilver Inc. ................................         316         9,414
                                                                      --------
                                                                       176,214
                                                                      --------
    CONSUMER SERVICES 5.4%
(a) Apollo Group Inc., A ...........................         236        19,048
(a) Career Education Corp. .........................           4           160
    Clear Channel Communications Inc. ..............         199         6,664
    Dow Jones & Co. Inc. ...........................          22           947
(a) eBay Inc. ......................................         440        51,163
    International Game Technology ..................          30         1,031
(a) Penn National Gaming Inc. ......................          52         3,149
    Station Casinos Inc. ...........................           1            55
(a) Univision Communications Inc., A ...............         869        25,436
    Viacom Inc., B .................................         571        20,779
    The Walt Disney Co. ............................       1,254        34,861
                                                                      --------
                                                                       163,293
                                                                      --------
    DISTRIBUTION SERVICES 1.4%
    Cardinal Health Inc. ...........................         265        15,409
    SYSCO Corp. ....................................         734        28,017
                                                                      --------
                                                                        43,426
                                                                      --------


22 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY 17.3%
(a) Agilent Technologies Inc. ......................         741      $ 17,858
(a) Altera Corp. ...................................         413         8,549
(a) Applied Materials Inc. .........................       2,334        39,911
(a) Avaya Inc. .....................................         126         2,167
    Boeing Co. .....................................         148         7,662
(a) Cisco Systems Inc. .............................       4,881        94,203
(a) Corning Inc. ...................................         182         2,142
(a) Dell Inc. ......................................       1,779        74,967
(a) EMC Corp. ......................................         632         9,398
(a) Freescale Semiconductor Inc., B ................          78         1,432
    Intel Corp. ....................................       4,281       100,133
(a) Juniper Networks Inc. ..........................         105         2,855
(a) KLA-Tencor Corp. ...............................         159         7,406
    L-3 Communications Holdings Inc. ...............          70         5,127
(a) Lam Research Corp. .............................         121         3,498
    Linear Technology Corp. ........................         759        29,419
    Lockheed Martin Corp. ..........................          63         3,500
    Maxim Integrated Products Inc. .................         178         7,545
    Motorola Inc. ..................................         712        12,246
(a) Network Appliance Inc. .........................         192         6,378
    Nokia Corp., ADR (Finland) .....................         798        12,505
    QUALCOMM Inc. ..................................       1,085        46,004
    Rockwell Automation Inc. .......................          78         3,865
    Tektronix Inc. .................................          54         1,631
    Texas Instruments Inc. .........................         140         3,447
(a) Thermo Electron Corp. ..........................         108         3,261
(a) Varian Inc. ....................................         234         9,596
    Xilinx Inc. ....................................         293         8,688
                                                                      --------
                                                                       525,393
                                                                      --------
    ENERGY MINERALS 1.6%
    Devon Energy Corp. .............................         864        33,627
    Peabody Energy Corp. ...........................         181        14,645
                                                                      --------
                                                                        48,272
                                                                      --------
    FINANCE 10.1%
    AFLAC Inc. .....................................         619        24,661
    American International Group Inc. ..............         537        35,265
(a) Ameritrade Holding Corp. .......................          88         1,251
(a) Berkshire Hathaway Inc., B .....................           5        14,680
    Capital One Financial Corp. ....................          66         5,558
(a) CapitalSource Inc. .............................         433        11,115
    CIT Group Holdings Inc. ........................          23         1,054
    Countrywide Financial Corp. ....................         710        26,277
(a) E*TRADE Financial Corp. ........................         792        11,840
    Fannie Mae .....................................         446        31,760
    Federated Investors Inc., B ....................         102         3,101
    Fifth Third Bancorp ............................         502        23,734


                                                          Semiannual Report | 23

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FINANCE (CONT.)
    Freddie Mac ....................................         568      $ 41,862
    Golden West Financial Corp. ....................         198        12,161
    Goldman Sachs Group Inc. .......................          95         9,884
    Investors Financial Services Corp. .............         166         8,297
    Marsh & McLennan Cos. Inc. .....................         492        16,187
(a) Providian Financial Corp. .....................          91         1,499
    Wells Fargo & Co. ..............................         417        25,916
                                                                      --------
                                                                       306,102
                                                                      --------
    HEALTH SERVICES 3.2%
(a) Caremark Rx Inc. ...............................         595        23,461
(a) Coventry Health Care Inc. ......................          17           903
(a) Davita Inc. ....................................         276        10,910
(a) Health Net Inc., A .............................          86         2,483
    Quest Diagnostics Inc. .........................          97         9,268
    UnitedHealth Group Inc. ........................         171        15,053
(a) VCA Antech Inc. ................................         712        13,955
(a) Wellpoint Inc. .................................         189        21,735
                                                                      --------
                                                                        97,768
                                                                      --------
    HEALTH TECHNOLOGY 20.4%
    Abbott Laboratories ............................       1,144        53,368
(a) Amgen Inc. .....................................       1,307        83,844
    Beckman Coulter Inc. ...........................          32         2,144
(a) Biogen Idec Inc. ...............................         475        31,640
(a) Boston Scientific Corp. ........................         839        29,826
    Cooper Cos. Inc. ...............................          29         2,047
    Eli Lilly & Co. ................................         162         9,193
(a) Forest Laboratories Inc. .......................         311        13,951
(a) Genentech Inc. .................................         113         6,152
(a) Gilead Sciences Inc. ...........................          37         1,295
    Guidant Corp. ..................................         101         7,282
(a) Hospira Inc. ...................................           1            20
(a) Invitrogen Corp. ...............................           3           201
    Johnson & Johnson ..............................       2,063       130,835
    Medtronic Inc. .................................         521        25,878
    Merck & Co. Inc. ...............................         147         4,725
    Pall Corp. .....................................         663        19,194
    Pfizer Inc. ....................................       4,556       122,511
    Schering-Plough Corp. ..........................          43           898
(a) Varian Medical Systems Inc. ....................         441        19,069
(a) Waters Corp. ...................................          45         2,106
    Wyeth ..........................................         938        39,949
(a) Zimmer Holdings Inc. ...........................         149        11,938
                                                                      --------
                                                                       618,066
                                                                      --------
    INDUSTRIAL SERVICES .8%
(a) Allied Waste Industries Inc. ...................         160         1,485
(a) Jacobs Engineering Group Inc. ..................          57         2,724


24 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------
    FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND      SHARES         VALUE
------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INDUSTRIAL SERVICES (CONT.)
    Patterson UTI Energy Inc. ........................        34      $    661
(a) Rowan Cos. Inc. ..................................        17           440
(a) Smith International Inc. .........................       355        19,316
                                                                      --------
                                                                        24,626
                                                                      --------
    NON-ENERGY MINERALS .1%
    Alcoa Inc. .......................................        83         2,608
                                                                      --------
    PROCESS INDUSTRIES 2.0%
    Bunge Ltd. .......................................       738        42,073
    Cabot Corp. ......................................       213         8,239
(a) The Scotts Co., A ................................        34         2,500
    Valspar Corp. ....................................       139         6,951
                                                                      --------
                                                                        59,763
                                                                      --------
    PRODUCER MANUFACTURING 3.8%
    3M Co. ...........................................       475        38,983
(a) Mettler-Toledo International Inc. (Switzerland) ..       248        12,725
    PACCAR Inc. ......................................       208        16,740
    United Technologies Corp. ........................       468        48,368
                                                                      --------
                                                                       116,816
                                                                      --------
    RETAIL TRADE 8.9%
    Abercrombie & Fitch Co., A .......................        13           610
(a) Aeropostale Inc. .................................       138         4,061
    American Eagle Outfitters Inc. ...................        42         1,978
(a) AutoZone Inc. ....................................       108         9,862
    Best Buy Co. Inc. ................................       112         6,655
(a) Chico's FAS Inc. .................................        23         1,047
    Dillards Inc., A .................................         9           242
(a) Dollar Tree Stores Inc. ..........................       308         8,834
    Family Dollar Stores Inc. ........................       345        10,774
    GAP Inc. .........................................       324         6,843
(a) Hollywood Entertainment Corp. ....................        40           524
    Home Depot Inc. ..................................       662        28,294
(a) Hot Topic Inc. ...................................       244         4,194
(a) Kohl's Corp. .....................................       201         9,883
    Lowe's Cos. Inc. .................................     1,072        61,737
    Michaels Stores Inc. .............................        26           779
    Nordstrom Inc. ...................................        37         1,729
(a) Pacific Sunwear of California Inc. ...............         4            89
    Ross Stores Inc. .................................       283         8,170
    Target Corp. .....................................       238        12,359
    Tiffany & Co. ....................................       119         3,805
    The TJX Cos. Inc. ................................         3            75
(a) Tuesday Morning Corp. ............................       266         8,148
    Wal-Mart Stores Inc. .............................     1,460        77,117
    Walgreen Co. .....................................        95         3,645
                                                                      --------
                                                                       271,454
                                                                      --------


                                                          Semiannual Report | 25

INSTITUTIONAL FIDUCIARY TRUST

------------------------------------------------------------------------------------------------
     FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND                     SHARES           VALUE
------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     TECHNOLOGY SERVICES 11.1%
 (a) Accenture Ltd., A (Bermuda) ...................................         945      $   25,515
     Adobe Systems Inc. ............................................         135           8,470
 (a) Affiliated Computer Services Inc., A ..........................          27           1,625
 (a) Ask Jeeves Inc. ...............................................          39           1,043
 (a) Cognizant Technology Solutions Corp., A.. .....................         273          11,556
 (a) Cognos Inc. (Canada) ..........................................          50           2,203
     Computer Associates International Inc. ........................         147           4,566
     Fair Isaac Corp. ..............................................          51           1,871
     First Data Corp. ..............................................         820          34,883
     International Business Machines Corp. .........................         192          18,927
 (a) Intuit Inc. ...................................................          64           2,817
     Microsoft Corp. ...............................................       4,478         119,607
 (a) Oracle Corp. ..................................................         924          12,677
     Paychex Inc. ..................................................       1,149          39,158
     SAP AG, ADR (Germany) .........................................          25           1,105
 (a) Symantec Corp. ................................................         434          11,180
 (a) VeriSign Inc. .................................................          61           2,045
 (a) Veritas Software Corp. ........................................         107           3,055
 (a) Yahoo! Inc. ...................................................         916          34,515
                                                                                      ----------
                                                                                         336,818
                                                                                      ----------
     TRANSPORTATION 2.2%
     C.H. Robinson Worldwide Inc. ..................................          75           4,164
     Expeditors International of Washington Inc. ...................         804          44,928
     Southwest Airlines Co. ........................................       1,073          17,468
                                                                                      ----------
                                                                                          66,560
                                                                                      ----------
     TOTAL COMMON STOCKS (COST $2,650,547) .........................                   2,962,020
                                                                                      ----------
     SHORT TERM INVESTMENT (COST $20,644) .7%
     MONEY FUND
 (b) Franklin Institutional Fiduciary Trust Money Market Portfolio .      20,644          20,644
                                                                                      ----------
     TOTAL INVESTMENTS (COST $2,671,191) 98.3% .....................                   2,982,664
     OTHER ASSETS, LESS LIABILITIES 1.7% ...........................                      51,265
                                                                                      ----------
     NET ASSETS 100.0% .............................................                  $3,033,929
                                                                                      ==========

(a)   Non-income producing.

(b) See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.


26 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004 (unaudited)

                                                             -----------------------------------------
                                                             FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                               LARGE CAP CORE       LARGE CAP GROWTH
                                                                 EQUITY FUND           EQUITY FUND
                                                             -----------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ............................        $2,602,956            $ 2,650,547
  Cost - Sweep Money Fund (Note 7) .......................            52,021                 20,644
                                                                  ---------------------------------
  Total cost of investments ..............................         2,654,977              2,671,191
                                                                  =================================
  Value - Unaffiliated issuers ...........................         2,803,457              2,962,020
  Value - Sweep Money Fund (Note 7) ......................            52,021                 20,644
                                                                  ---------------------------------
  Total value of investments .............................         2,855,478              2,982,664
 Receivables:
  Investment securities sold .............................             7,473                     --
  Dividends ..............................................             3,422                  1,529
  Affiliates .............................................            69,838                 69,830
                                                                  ---------------------------------
        Total assets .....................................         2,936,211              3,054,023
                                                                  ---------------------------------
Liabilities:
 Payables:
  Reports to shareholders ................................             2,242                  2,447
  Professional fees ......................................            13,837                 13,864
  Registration and filing fees ...........................             3,680                  3,380
 Other liabilities .......................................               266                    403
                                                                  ---------------------------------
        Total liabilities ................................            20,025                 20,094
                                                                  ---------------------------------
          Net assets, at value ...........................        $2,916,186            $ 3,033,929
                                                                  =================================
Net assets consist of:
 Undistributed net investment income .....................        $   22,154            $       222
 Net unrealized appreciation (depreciation) ..............           200,501                311,473
 Accumulated net realized gain (loss) ....................           116,052                (40,919)
 Capital shares ..........................................         2,577,479              2,763,153
                                                                  ---------------------------------
Net assets, at value .....................................        $2,916,186            $ 3,033,929
                                                                  ---------------------------------
Shares outstanding .......................................           251,957                267,292
                                                                  ---------------------------------
      Net asset value and maximum offering price per share        $    11.57            $     11.35
                                                                  =================================


                     Semiannual Report | See notes to financial statements. | 27

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF OPERATIONS
for the six months ended December 31, 2004 (unaudited)

                                                                         -----------------------------------------
                                                                         FRANKLIN STRUCTURED   FRANKLIN STRUCTURED
                                                                           LARGE CAP CORE       LARGE CAP GROWTH
                                                                             EQUITY FUND           EQUITY FUND
                                                                         -----------------------------------------
Investment income:
 Dividends:
  Unaffiliated issuers .............................................           $  31,571            $ 27,733
  Sweep Money Fund (Note 7) ........................................                 291                 192
                                                                               -----------------------------
        Total investment income ....................................              31,862              27,925
                                                                               -----------------------------
Expenses:
 Management fees (Note 3) ..........................................               6,925               7,202
 Administrative fees (Note 3) ......................................               2,774               2,896
 Transfer agent fees (Note 3) ......................................                  56                 108
 Custodian fees (Note 4) ...........................................                  44                  57
 Reports to shareholders ...........................................               3,618               4,162
 Registration and filing fees ......................................               7,931               7,955
 Professional fees .................................................               8,694               8,695
 Trustees' fees and expenses .......................................                   5                   4
 Other .............................................................                 319                 161
                                                                               -----------------------------
        Total expenses .............................................              30,366              31,240
        Expenses waived/paid by affiliate (Note 3) .................             (20,658)            (21,115)
                                                                               -----------------------------
          Net expenses .............................................               9,708              10,125
                                                                               -----------------------------
           Net investment income ...................................              22,154              17,800
                                                                               -----------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from investments .........................             127,616             (24,058)
 Net change in unrealized appreciation (depreciation) on investments             (19,560)             80,211
                                                                               -----------------------------
Net realized and unrealized gain (loss) ............................             108,056              56,153
                                                                               -----------------------------
Net increase (decrease) in net assets resulting from operations ....           $ 130,210            $ 73,953
                                                                               =============================


28 | See notes to financial statements. | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended December 31, 2004 (unaudited) and the year ended June 30, 2004

                                                    -------------------------------------------------------------------------
                                                           FRANKLIN STRUCTURED                    FRANKLIN STRUCTURED
                                                              LARGE CAP CORE                        LARGE CAP GROWTH
                                                                EQUITY FUND                           EQUITY FUND
                                                    -------------------------------------------------------------------------
                                                     SIX MONTHS ENDED    YEAR ENDED       SIX MONTHS ENDED       YEAR ENDED
                                                    DECEMBER 31, 2004   JUNE 30, 2004     DECEMBER 31, 2004     JUNE 30, 2004
                                                    -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................         $    22,154       $    21,018          $    17,800       $     7,984
  Net realized gain (loss) from  investments ..             127,616           272,802              (24,058)          258,676
  Net change in unrealized appreciation
    (depreciation) on investments .............             (19,560)          105,460               80,211           116,990
                                                        --------------------------------------------------------------------
          Net increase (decrease) in net assets
             resulting from operations ........             130,210           399,280               73,953           383,650
 Distributions to shareholders from:
  Net investment income .......................             (13,085)          (19,754)             (24,746)          (11,140)
  Net realized gains ..........................            (235,307)          (67,525)            (194,106)         (107,560)
                                                        --------------------------------------------------------------------
 Total distributions to shareholders ..........            (248,392)          (87,279)            (218,852)         (118,700)
 Capital share transactions (Note 2) ..........             248,392           337,279              204,333           566,906
                                                        --------------------------------------------------------------------
          Net increase (decrease) in net assets             130,210           649,280               59,434           831,856
Net assets:
 Beginning of period ..........................           2,785,976         2,136,696            2,974,495         2,142,639
                                                        --------------------------------------------------------------------
 End of period ................................         $ 2,916,186       $ 2,785,976          $ 3,033,929       $ 2,974,495
                                                        ====================================================================
Undistributed net investment income included in
 net assets:
  End of period ...............................         $    22,154       $    13,085          $       222       $     7,168
                                                        ====================================================================


                     Semiannual Report | See notes to financial statements. | 29

INSTITUTIONAL FIDUCIARY TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four separate series. All funds included in this report (the Funds) are diversified. The financial statements of the remaining funds in the series are presented separately. The Funds' investment objective is capital appreciation.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Trust. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. INCOME TAXES

No provision has been made for U.S. income taxes because each fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.


30 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital. There were no redemption fees for the period.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                    -----------------------------------------------
                                                         FRANKLIN                    FRANKLIN
                                                    STRUCTURED LARGE CAP       STRUCTURED LARGE CAP
                                                      CORE EQUITY FUND          GROWTH EQUITY FUND
                                                    -----------------------------------------------
                                                     SHARES       AMOUNT       SHARES       AMOUNT
                                                    -----------------------------------------------
Period ended December 31, 2004
 Shares issued in reinvestment of distributions      21,581      $248,392      18,115      $204,333
                                                    -----------------------------------------------
 Net increase (decrease) ......................      21,581      $248,392      18,115      $204,333
                                                    ===============================================
Year ended June 30, 2004
 Shares sold ..................................      22,707      $250,000      38,635      $448,206
 Shares issued in reinvestment of distributions       7,669        87,279      10,542       118,700
                                                    -----------------------------------------------
 Net increase (decrease) ......................      30,376      $337,279      49,177      $566,906
                                                    ===============================================


                                                          Semiannual Report | 31

INSTITUTIONAL FIDUCIARY TRUST

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

-----------------------------------------------------------------------------------------
ENTITY                                                            AFFILIATION
-----------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Services LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Funds pay an investment management fee to Advisers of .50% per year of the average daily net assets of each fund.

B. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of .20% per year of the average daily net assets of each fund.

FT Services agreed in advance to voluntarily waive administrative fees, as noted in the Statements of Operations. Additionally, Advisers agreed in advance to voluntarily waive management fees and assume payment of other expenses through March 31, 2005, as noted in the Statements of Operations. Total expenses waived/paid by FT Services and Advisers are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end.

C. TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services:

                                             ---------------------------------
                                                FRANKLIN          FRANKLIN
                                               STRUCTURED        STRUCTURED
                                             LARGE CAP CORE   LARGE CAP GROWTH
                                               EQUITY FUND       EQUITY FUND
                                             ---------------------------------
Transfer agent fees ......................         $24               $36

D. OTHER AFFILIATED TRANSACTIONS

At December 31, 2004, Advisers owned 89.8% and 84.9% of the Franklin Structured Large Cap Core Equity Fund and the Franklin Structured Large Cap Growth Equity Fund, respectively.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended December 31, 2004, there were no credits earned.


32 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

5. INCOME TAXES

At December 31, 2004, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                            ------------------------------------
                                               FRANKLIN            FRANKLIN
                                               STRUCTURED         STRUCTURED
                                             LARGE CAP CORE    LARGE CAP GROWTH
                                              EQUITY FUND         EQUITY FUND
                                            ------------------------------------
Cost of investments ......................     $2,664,548          $2,703,400
                                               ==============================

Unrealized appreciation ..................     $  224,986          $  332,916
Unrealized depreciation ..................        (34,056)            (53,652)
                                               ------------------------------
Net unrealized appreciation (depreciation)     $  190,930          $  279,264
                                               ==============================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended December 31, 2004, were as follows:

                                            ------------------------------------
                                               FRANKLIN            FRANKLIN
                                              STRUCTURED           STRUCTURED
                                            LARGE CAP CORE      LARGE CAP GROWTH
                                              EQUITY FUND          EQUITY FUND
                                            ------------------------------------
Purchases ................................     $2,355,875          $1,325,813
Sales ....................................     $2,390,566          $1,294,795

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

INVESTIGATIONS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin


                                                          Semiannual Report | 33

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS (CONTINUED)

Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS

Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.


34 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin/Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").


                                                          Semiannual Report | 35

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

OTHER LEGAL PROCEEDINGS

The Company, and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.


36 | Semiannual Report

INSTITUTIONAL FIDUCIARY TRUST

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company and fund management strongly believes that the claims made in each of the lawsuits identified above are without merit and intends to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 37
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INSTITUTIONAL FIDUCIARY TRUST

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Funds have established Proxy Voting Policies and Procedures ("Policies") that the Funds use to determine how to vote proxies relating to portfolio securities. Shareholders may view the Funds' complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Funds' proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.

QUARTERLY STATEMENT OF INVESTMENTS

The Funds file a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


38 | Semiannual Report

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           [LOGO](R)         FRANKLIN TEMPLETON INSTITUTIONAL
  FRANKLIN(R) TEMPLETON(R)   600 Fifth Avenue
       INSTITUTIONAL         New York, NY 10020
                             franklintempletoninstitutional.com

SEMIANNUAL REPORT

FRANKLIN STRUCTURED LARGE CAP CORE EQUITY FUND
FRANKLIN STRUCTURED LARGE CAP GROWTH EQUITY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/321-8563

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

1-800/321-8563

Authorized for distribution only when accompanied or preceded by a prospectus . Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

IFT-2 S2004 02/05

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK W.T. LAHAYE, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND GALEN G. VETTER, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 18, 2005


By /s/Galen G. Vetter
Chief Financial Officer
Date  February 18, 2005